UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/04

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Municipal Fund Series, Inc. Semi-annual Report March 31, 2004

Seligman
Municipal Fund Series, Inc.

Mid-Year Report
March 31, 2004

Seeking Income
Exempt From
Regular Income Tax

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present the unaudited mid-year shareholder report for Seligman Municipal Fund Series, Inc., covering the six months ended March 31, 2004. This report contains the Series’ investment results, financial statements, and portfolios of investments.

We appreciate your continued support of Seligman Municipal Fund Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

May 7, 2004

1

Performance Overview and Portfolio Summary (unaudited)

Investment Results

National Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(1.63)%	0.35%	3.48%	5.40%	n/a
Without Sales Charge	3.30	5.38	4.50	5.92	n/a
Class C**

With Sales Charge and CDSC‡	0.82	2.41	n/a	n/a	3.56%
Without Sales Charge and CDSC	2.83	4.44	n/a	n/a	3.77
Class D**

With 1% CDSC	1.83	3.44	n/a	n/a	n/a
Without CDSC	2.83	4.44	3.58	4.96	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.08	$7.98	$7.98
Class C	8.08	7.98	7.98
Class D	8.08	7.98	7.98

Holdings by Market Sectorø

Revenue Bonds	86%
General Obligation Bondsøø	14

Weighted Average Maturity	21.5 years

Dividend Per Share and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	SEC Yield††
Class A	$0.161	2.74%
Class C	0.125	1.96
Class D	0.125	1.97

Moody’s/S&P Ratingsø

Aaa/AAA	36%
Aa/AA	34
A/A	15
Baa/BBB	15

Colorado Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(1.86)%	0.82%	4.23%	5.13%	n/a
Without Sales Charge	3.03	5.89	5.26	5.65	n/a
Class C**

With Sales Charge and CDSC‡	0.51	2.86	n/a	n/a	4.23%
Without Sales Charge and CDSC	2.57	4.95	n/a	n/a	4.46
Class D**

With 1% CDSC	1.57	3.95	n/a	n/a	n/a
Without CDSC	2.57	4.95	4.31	4.67	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$7.71	$7.63	$7.57
Class C	7.70	7.62	7.56
Class D	7.70	7.62	7.56

Holdings by Market Sectorø

Revenue Bonds	84%
General Obligation Bondsøø	16

Weighted Average Maturity	20.0 years

Dividend Per Share and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	SEC Yield††
Class A	$0.150	2.96%
Class C	0.115	2.18
Class D	0.115	2.20

Moody’s/S&P Ratingsø

Aaa/AAA	66%
Aa/AA	6
A/A	18
Baa/BBB	10

See footnotes on page 8.

2

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Georgia Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.90)%	0.10%	3.70%	5.50%	n/a
Without Sales Charge	1.95	5.14	4.72	6.02	n/a
Class C**

With Sales Charge and CDSC‡	(0.38)	2.29	n/a	n/a	3.77%
Without Sales Charge and CDSC	1.61	4.33	n/a	n/a	3.98
Class D**

With 1% CDSC	0.49	3.33	n/a	n/a	n/a
Without CDSC	1.48	4.33	3.78	5.08	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$7.99	$8.01	$7.93
Class C	8.01	8.02	7.94
Class D	8.01	8.03	7.94

Holdings by Market Sectorø

Revenue Bonds	75%
General Obligation Bondsøø	25

Weighted Average Maturity	18.4 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$0.166	$0.009	2.68%
Class C	0.130	0.009	1.90
Class D	0.130	0.009	1.91

Moody’s/S&P Ratingsø

Aaa/AAA	44%
Aa/AA	22
A/A	25
Baa/BBB	6
Caa/CCC	3

Louisiana Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.78)%	(0.95)%	3.94%	5.36%	n/a
Without Sales Charge	2.04	3.95	4.94	5.87	n/a
Class C**

With Sales Charge and CDSC‡	(0.38)	1.17	n/a	n/a	4.03%
Without Sales Charge and CDSC	1.58	3.15	n/a	n/a	4.24
Class D**

With 1% CDSC	0.58	2.15	n/a	n/a	n/a
Without CDSC	1.58	3.15	4.00	4.91	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.25	$8.27	$8.29
Class C	8.25	8.27	8.28
Class D	8.25	8.27	8.28

Holdings by Market Sectorø

Revenue Bonds	69%
General Obligation Bondsøø	31

Weighted Average Maturity	17.5 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.169	$ 0.018	2.53%
Class C	0.132	0.018	1.73
Class D	0.132	0.018	1.75

Moody’s/S&P Ratingsø

Aaa/AAA	90%
Aa/AA	7
Baa/BBB	3

See footnotes on page 8.

3

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Maryland Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.31)%	(0.77)%	3.62%	5.23%	n/a
Without Sales Charge	2.54	4.14	4.64	5.74	n/a
Class C**

With Sales Charge and CDSC‡	0.09	1.20	n/a	n/a	3.71%
Without Sales Charge and CDSC	2.08	3.20	n/a	n/a	3.92
Class D**

With 1% CDSC	1.08	2.20	n/a	n/a	n/a
Without CDSC	2.08	3.20	3.70	4.79	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.08	$8.05	$8.08
Class C	8.09	8.06	8.09
Class D	8.09	8.06	8.09

Holdings by Market Sectorø

Revenue Bonds	67%
General Obligation Bondsøø	33

Weighted Average Maturity	19.3 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.156	$ 0.017	2.41%
Class C	0.120	0.017	1.61
Class D	0.120	0.017	1.63

Moody’s/S&P Ratingsø

Aaa/AAA	41%
Aa/AA	31
A/A	9
Baa/BBB	19

Massachusetts Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.22)%	(0.20)%	4.46%	5.70%	n/a
Without Sales Charge	2.71	4.84	5.47	6.21	n/a
Class C**

With Sales Charge and CDSC‡	0.52	2.16	n/a	n/a	4.70%
Without Sales Charge and CDSC	2.49	4.14	n/a	n/a	4.91
Class D**

With 1% CDSC	1.49	3.14	n/a	n/a	n/a
Without CDSC	2.49	4.14	4.57	5.27	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.40	$8.34	$8.33
Class C	8.42	8.34	8.33
Class D	8.42	8.34	8.33

Holdings by Market Sectorø

Revenue Bonds	81%
General Obligation Bondsøø	19

Weighted Average Maturity	20.7 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.161	$ 0.004	2.17%
Class C	0.123	0.004	1.36
Class D	0.123	0.004	1.37

Moody’s/S&P Ratingsø

Aaa/AAA	65%
Aa/AA	22
A/A	7
Baa/BBB	6

See footnotes on page 8.

4

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Michigan Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.63)%	(0.56)%	4.22%	5.52%	n/a
Without Sales Charge	2.22	4.40	5.24	6.03	n/a
Class C**

With Sales Charge and CDSC‡	(0.28)	1.41	n/a	n/a	4.36%
Without Sales Charge and CDSC	1.76	3.47	n/a	n/a	4.59
Class D**

With 1% CDSC	0.76	2.47	n/a	n/a	n/a
Without CDSC	1.76	3.47	4.31	5.05	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.64	$8.64	$8.62
Class C	8.63	8.63	8.61
Class D	8.63	8.63	8.61

Holdings by Market Sectorø

Revenue Bonds	57%
General Obligation Bondsøø	43

Weighted Average Maturity	18.1 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.169	$ 0.021	2.18%
Class C	0.130	0.021	1.38
Class D	0.130	0.021	1.39

Moody’s/S&P Ratingsø

Aaa/AAA	57%
Aa/AA	37
Baa/BBB	6

Minnesota Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.08)%	(0.25)%	3.91%	4.85%	n/a
Without Sales Charge	2.77	4.70	4.93	5.36	n/a
Class C**

With Sales Charge and CDSC‡	0.29	1.73	n/a	n/a	3.99%
Without Sales Charge and CDSC	2.31	3.76	n/a	n/a	4.21
Class D**

With 1% CDSC	1.31	2.76	n/a	n/a	n/a
Without CDSC	2.31	3.76	3.99	4.41	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$7.94	$7.87	$7.86
Class C	7.94	7.87	7.86
Class D	7.94	7.87	7.86

Holdings by Market Sectorø

Revenue Bonds	54%
General Obligation Bondsøø	46

Weighted Average Maturity	17.8 years

Dividend Per Share and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	SEC Yield††
Class A	$0.147	2.15%
Class C	0.111	1.34
Class D	0.111	1.36

Moody’s/S&P Ratingsø

Aaa/AAA	51%
Aa/AA	36
A/A	10
Baa/BBB	1
Non-Rated	2

See footnotes on page 8.

5

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Missouri Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.53)%	(0.58)%	4.21%	5.49%	n/a
Without Sales Charge	2.38	4.43	5.23	6.01	n/a
Class C**

With Sales Charge and CDSC‡	(0.22)	1.47	n/a	n/a	4.34%
Without Sales Charge and CDSC	1.79	3.50	n/a	n/a	4.56
Class D**

With 1% CDSC	0.79	2.50	n/a	n/a	n/a
Without CDSC	1.79	3.50	4.30	5.04	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$7.97	$7.94	$7.93
Class C	7.97	7.95	7.93
Class D	7.97	7.95	7.93

Holdings by Market Sectorø

Revenue Bonds	71%
General Obligation Bondsøø	29

Weighted Average Maturity	16.4 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.143	$ 0.014	2.14%
Class C	0.108	0.014	1.33
Class D	0.108	0.014	1.33

Moody’s/S&P Ratingsø

Aaa/AAA	57%
Aa/AA	26
A/A	14
Baa/BBB	3

New York Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(1.80)%	(0.03)%	4.33%	5.95%	n/a
Without Sales Charge	3.14	4.99	5.34	6.47	n/a
Class C**

With Sales Charge and CDSC‡	0.71	2.07	n/a	n/a	4.49%
Without Sales Charge and CDSC	2.67	4.04	n/a	n/a	4.70
Class D**

With 1% CDSC	1.67	3.04	n/a	n/a	n/a
Without CDSC	2.67	4.04	4.39	5.48	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.41	$8.34	$8.36
Class C	8.42	8.35	8.37
Class D	8.42	8.35	8.37

Holdings by Market Sectorø

Revenue Bonds	75%
General Obligation Bondsøø	25

Weighted Average Maturity	21.0 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.169	$ 0.021	2.49%
Class C	0.131	0.021	1.69
Class D	0.131	0.021	1.71

Moody’s/S&P Ratingsø

Aaa/AAA	36%
Aa/AA	21
A/A	42
Baa/BBB	1

See footnotes on page 8.

6

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Ohio Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.35)%	(0.56)%	3.95%	5.29%	n/a
Without Sales Charge	2.57	4.44	4.95	5.80	n/a
Class C**

With Sales Charge and CDSC‡	0.24	1.61	n/a	n/a	4.06%
Without Sales Charge and CDSC	2.22	3.61	n/a	n/a	4.27
Class D**

With 1% CDSC	1.22	2.61	n/a	n/a	n/a
Without CDSC	2.22	3.61	4.03	4.88	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.17	$8.14	$8.15
Class C	8.22	8.18	8.19
Class D	8.22	8.18	8.19

Holdings by Market Sectorø

Revenue Bonds	72%
General Obligation Bondsøø	28

Weighted Average Maturity	20.4 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.158	$ 0.019	2.27%
Class C	0.121	0.019	1.47
Class D	0.121	0.019	1.48

Moody’s/S&P Ratingsø

Aaa/AAA	81%
Aa/AA	9
A/A	3
Baa/BBB	7

Oregon Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.49)%	(0.26)%	4.04%	5.37%	n/a
Without Sales Charge	2.42	4.66	5.05	5.88	n/a
Class C**

With Sales Charge and CDSC‡	0.08	1.70	n/a	n/a	4.14%
Without Sales Charge and CDSC	2.09	3.72	n/a	n/a	4.36
Class D**

With 1% CDSC	1.09	2.72	n/a	n/a	n/a
Without CDSC	2.09	3.72	4.14	4.93	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$7.97	$7.94	$7.92
Class C	7.97	7.93	7.92
Class D	7.97	7.93	7.92

Holdings by Market Sectorø

Revenue Bonds	71%
General Obligation Bondsøø	29

Weighted Average Maturity	16.9 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.154	$ 0.007	2.46%
Class C	0.118	0.007	1.66
Class D	0.118	0.007	1.69

Moody’s/S&P Ratingsø

Aaa/AAA	38%
Aa/AA	36
A/A	15
Baa/BBB	11

See footnotes on page 8.

7

Performance Overview and Portfolio Summary(unaudited)

Investment Results

South Carolina Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(1.60)%	0.65%	4.21%	5.61%	n/a
Without Sales Charge	3.30	5.69	5.24	6.12	n/a
Class C**

With Sales Charge and CDSC‡	0.86	2.87	n/a	n/a	4.35%
Without Sales Charge and CDSC	2.84	4.87	n/a	n/a	4.57
Class D**

With 1% CDSC	1.84	3.87	n/a	n/a	n/a
Without CDSC	2.84	4.87	4.29	5.18	n/a
Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27 #

Net Asset Value Per Share

	3/31/04	9/30/03	3/31/03
Class A	$8.24	$8.23	$8.19
Class C	8.24	8.23	8.18
Class D	8.24	8.23	8.18

Holdings by Market Sectorø

Revenue Bonds	89%
General Obligation Bondsøø	11

Weighted Average Maturity	21.6 years

Dividend and Capital Gain Per Share, and Yield Information
For the Periods Ended March 31, 2004

	Dividend†	Capital Gain†	SEC Yield††
Class A	$ 0.151	$ 0.106	2.68%
Class C	0.114	0.106	1.89
Class D	0.114	0.106	1.91

Moody’s/S&P Ratingsø

Aaa/AAA	74%
Aa/AA	12
A/A	11
Baa/BBB	3

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in a Series is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results.

***

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any taxes, fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/28/99.
‡	The CDSC is 1% for periods of 18 months or less.
ø	Percentages based on current market values of long-term holdings at March 31, 2004.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the six months ended March 31, 2004.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2004, has been computed in accordance with SEC regulations and will vary.

8

Portfolios of Investments (unaudited)
March 31, 2004

National Series

State	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

Alaska — 0.9%	$ 775,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa/AAA	$813,734
Florida — 5.0%	4,000,000	Jacksonville Electric Authority (Electric System Rev.), 5 1/2% due 10/1/2041	Aa2/AA	4,312,640
Georgia — 3.6%	2,980,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	NR/AAA	3,146,612
Illinois — 2.4%	2,000,000	Illinois Educational Facilities Authority Rev. (The University of Chicago), 5 1/4% due 7/1/2041	Aa1/AA	2,091,060
Indiana — 5.6%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa/NR	4,814,280
Michigan — 2.7%	2,250,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1/BBB	2,327,580
Missouri — 5.7%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026*	A1/A+	4,930,263
New York — 11.3%	2,350,000	New York City GOs, 6 1/4% due 4/15/2027	A2/A	2,612,800
	770,000	New York City GOs, 6 1/4% due 4/15/2027ø	Aaa/A	879,702
	5,000,000	New York City Transitional Finance Authority Rev. (Future Tax Secured Bonds), 5% due 2/1/2031	Aa2/AA+	5,195,050
	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa/AAA	1,087,790
Tennessee — 6.0%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5 3/8% due 7/1/2024	NR/AA	5,198,700
Texas — 16.1%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6 3/4% due 2/15/2021††	Aa3/AAA	3,715,355
	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa/AAA	1,813,577
	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa/AAA	5,252,645
	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	Aa1/AAA	1,217,692
	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020	Aa1/AA+	1,425,640
	490,000	Travis County Housing Finance Corporation (Single Family Mortgage Rev.), 6.95% due 10/1/2027	NR/AAA	503,960
Virginia — 6.3%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026	Aa2/AA	5,479,950
Washington — 14.1%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa/AAA	2,671,425
	3,325,000	King County Sewer GOs, 6 1/8% due 1/1/2033ø	Aaa/AAA	3,516,653
	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa/AAA	6,059,249
Wisconsin — 11.5%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	Baa1/BBB	6,321,120
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2/A	2,653,100
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2/A	1,015,940
Wyoming — 4.9%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	A3/BBB+	4,261,360

Total Municipal Bonds (Cost $77,774,090) — 96.1%				83,317,877

Variable Rate Demand Notes (Cost $2,500,000) — 2.9%				2,500,000

Total Investments (Cost $80,274,090) — 99.0%				85,817,877

Other Assets Less Liabilities — 1.0%				849,603

Net Assets — 100.0%				$86,667,480

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

9

Portfolios of Investments (unaudited)
March 31, 2004

Colorado Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7/8% due 4/1/2014	Aaa/AAA	$2,007,340
1,500,000	Boulder County, CO Development Rev. (University Corporation for Atmospheric Research), 5% due 9/1/2033	Aaa/AAA	1,556,265
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa/AAA	1,039,530
1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa/AAA	1,076,090
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5 3/4% due 5/15/2024	Aaa/AAA	1,788,256
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3/A-	1,943,218
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa/AAA	2,299,140
2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2/AA	2,140,720
1,605,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa/AAA	1,695,137
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa/AAA	105,472
2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025ø	Aaa/AAA	2,334,340
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa/AAA	2,153,220
1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa/AAA	1,242,624
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1/A+	2,624,300
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa/AAA	2,387,947
1,100,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa/NR	1,230,416
175,000	Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027	NR/AAA	175,585
1,750,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3/A-	1,845,585
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	1,654,110
1,750,000	University of Colorado Enterprise System Rev., 5 1/8% due 6/1/2028	Aaa/AAA	1,845,287
1,000,000	University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022	Aaa/NR	1,042,370
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	NR/BBB-	2,053,800

Total Municipal Bonds (Cost $33,477,762) — 95.1%			36,240,752

Variable Rate Demand Notes (Cost $1,300,000) — 3.4%			1,300,000

Total Investments (Cost $34,777,762) — 98.5%			37,540,752

Other Assets Less Liabilities — 1.5%			576,907

Net Assets — 100.0%			$38,117,659

Georgia Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa/AAA	$2,118,720
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa/AAA	632,626
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1/A+	1,331,925
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1/A+	1,228,830
1,750,000	Chatham County, GA School District GOs, 5 1/2% due 8/1/2020	Aaa/AAA	1,786,785
1,000,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa/AAA	1,046,050
1,820,000	Fulton County, GA Development Authority Special Facilities Rev., (Delta Air Lines, Inc. Project), 5 1/2% due 5/1/2033*	Caa2/CCC	966,711
2,090,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	NR/AAA	2,139,220
1,615,000	Georgia Housing & Finance Authority (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	1,712,950
2,500,000	Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project), 6.40% due 7/1/2014	NR/A	2,561,825

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

10

Portfolios of Investments (unaudited)
March 31, 2004

Georgia Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa/AA+	$1,225,710
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022	Aaa/AAA	1,893,710
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3/AA-	1,792,335
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa/AAA	1,587,255
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1/AA	612,955
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027	Aa3/AA	2,729,250
2,500,000	Private Colleges & Universities Authority Rev., GA (Agnes Scott College Project), 5 5/8% due 6/1/2023	A1/AA	2,557,175
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1/NR	1,008,280
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/1/2015††	Aaa/AAA	1,864,455
1,500,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa/AAA	1,541,700
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	1,101,000

Total Municipal Bonds (Cost $31,534,962) — 91.3%			33,439,467

Variable Rate Demand Notes

900,000	Massachusetts Water Resource Authority Rev. due 8/1/2020	VMIG 1/A-1+	900,000
300,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	300,000
1,000,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1+	1,000,000
500,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project) due 7/1/2028	NR/A-1	500,000

Total Variable Rate Demand Notes (Cost $2,700,000) — 7.4%			2,700,000

Total Investments (Cost $34,234,962) — 98.7%			36,139,467

Other Assets Less Liabilities — 1.3%			489,094

Net Assets — 100.0%			$36,628,561

Louisiana Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3/AA-	$2,587,625
1,100,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa/NR	1,112,111
2,000,000	East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev., 5.90% due 2/1/2018ø	Aaa/AAA	2,109,220
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa/AAA	2,052,180
1,000,000	Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021	Aaa/AAA	1,045,720
1,445,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa/AAA	1,531,136
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa/AAA	2,561,800
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa/AAA	2,813,125
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa/AAA	2,532,600
1,500,000	Louisiana State GOs, 5% due 4/15/2018	Aaa/AAA	1,598,355
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa/AAA	2,408,873
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa/AAA	2,771,900
140,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR/NR	140,521
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa/AAA	1,273,312

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

11

Portfolios of Investments (unaudited)
 March 31, 2004

Louisiana Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa/AAA	$2,634,700
1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project), 6.20% due 5/1/2023*	Baa2/BBB+	1,261,000
2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024*	Aaa/AAA	2,578,425
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa/AAA	2,648,625
1,555,000	Shreveport, LA GOs, 7 1/2% due 4/1/2006††	Aaa/AAA	1,731,617
1,570,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/1/2010††	Aaa/AAA	1,862,366

Total Municipal Bonds (Cost $36,607,862) — 87.5%			39,255,211

Variable Rate Demand Notes

1,300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1/A-1+	1,300,000
300,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	300,000
600,000	New York City, NY GOs due 8/1/2016	VMIG 1/A-1+	600,000
700,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	700,000
2,000,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	2,000,000

Total Variable Rate Demand Notes (Cost $4,900,000) — 10.9%			4,900,000

Total Investments (Cost $41,507,862) — 98.4%			44,155,211

Other Assets Less Liabilities — 1.6%			694,886

Net Assets — 100.0%			$44,850,097

Maryland Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1/AA+	$1,389,031
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2/BBB+	3,063,720
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa/AAA	2,239,960
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3/AA-	2,535,325
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5 1/2% due 7/1/2026ø	Aaa/AAA	2,325,600
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa/AAA	2,091,240
1,500,000	Frederick County, MD GOs, 4.20% due 11/1/2017	Aa2/AA	1,530,840
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa/AAA	1,129,760
600,000	Maryland Community Development Administration Dept. of Housing & Community Development (Residential Rev.), 6.15% due 9/1/2032*	Aa2/NR	620,046
2,385,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa2/AA+	2,529,746
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa/AAA	1,557,180
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1/NR	2,406,802
2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3/4% due 7/1/2019††	Aaa/AAA	2,772,411
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2/AA	2,061,140
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa/AAA	2,180,240
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), 5 1/8% due 7/1/2021	A2/A	2,007,640
2,000,000	Maryland Transportation Authority Rev. (Baltimore/Washington International Airport Project), 6 1/4% due 7/1/2014*ø	Aaa/AAA	2,064,080

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

12

Portfolios of Investments (unaudited)
 March 31, 2004

Maryland Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa/AAA	$472,752
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3/A-	1,871,951
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	1,102,740
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1/A	1,055,350
2,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa3/AA+	2,259,220

Total Municipal Bonds (Cost $38,685,278) — 87.8%			41,266,774

Variable Rate Demand Notes

100,000	Delaware County, PA Industrial Development Authority Airport Facility Rev. (United Parcel Service) due 12/1/2015	NR/A-1+	100,000
1,400,000	Massachusetts Water Resource Authority Rev. due 8/1/2020	VMIG 1/A-1+	1,400,000
1,550,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	1,550,000
1,300,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	1,300,000
800,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	800,000

Total Variable Rate Demand Notes (Cost $5,150,000) — 11.0%			5,150,000

Total Investments (Cost $43,835,278) — 98.8%			46,416,774

Other Assets Less Liabilities — 1.2%			549,759

Net Assets — 100.0%			$46,966,533

Massachusetts Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa3/AA-	$4,501,080
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa/AAA	3,116,850
5,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5 3/4% due 3/1/2026	Aa2/AA	5,610,250
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5 3/4% due 7/1/2033	NR/BBB	508,000
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa/NR	4,770,280
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018	Aaa/AAA	5,336,550
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/1/2024	Aaa/AAA	5,269,400
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2/A	5,188,300
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1/AA+	3,815,840
5,000,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa/AAA	5,220,600
600,000	Massachusetts Housing Finance Agency Rev. (Single Family Housing), 5 1/2% due 12/1/2030*	Aaa/AAA	622,644
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa/AAA	2,184,300
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa/AAA	3,230,700
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023ø	Aaa/AAA	4,020,100
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027	Aaa/AAA	2,119,320
2,000,000	Massachusetts Port Authority Rev., 5% due 7/1/2028*	Aaa/AAA	2,020,080
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa/AAA	4,196,298
2,500,000	Massachusetts State Consolidated Loan GOs, 5 7/8% due 2/1/2020ø	Aa2/AAA	2,929,725

ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

13

Portfolios of Investments (unaudited)
March 31, 2004

Massachusetts Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa/AAA	$1,094,140
4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039	Aaa/AAA	5,092,740
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	4,410,960
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/15/2033ø	Aaa/AAA	2,867,175

Total Municipal Bonds (Cost $69,465,350) — 91.9%			78,125,332

Variable Rate Demand Notes

400,000	Delaware County, PA Industrial Development Authority Airport Facility Rev. (United Parcel Service) due 12/1/2015	NR/A-1+	400,000
2,300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1/A-1+	2,300,000
860,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1/NR	860,000
300,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	300,000
400,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	400,000
2,500,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev. due 6/15/2023	VMIG 1/A-1+	2,500,000
400,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	400,000
200,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project) due 7/1/2028	NR/A-1	200,000

Total Variable Rate Demand Notes (Cost $7,360,000) — 8.7%			7,360,000

Total Investments (Cost $76,825,350) — 100.6%			85,485,332

Other Assets Less Liabilities — (0.6)%			(522,380)

Net Assets — 100.0%			$84,962,952

Michigan Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa/AAA	$1,419,968
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa/AAA	2,102,280
5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016	Aaa/AAA	5,483,900
1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa/AAA	1,472,795
3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021	Aa2/NR	3,316,920
2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa/NR	2,047,040
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028	Aaa/NR	2,641,325
1,850,000	Kent County, MI Airport Rev., 5% due 1/1/2028*	Aaa/AAA	1,867,334
3,000,000	Kent County, MI Airport Rev., 6.10% due 1/1/2025*ø	Aaa/AAA	3,166,950
3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3/AA+	3,160,290
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019	Aaa/AAA	3,552,705
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa/AAA	1,294,337
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa/AAA	1,089,790
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa2/AA	3,096,870
2,380,000	Michigan State Comprehensive Transportation Improvement Rev. (Ports, Airport and Marina Improvements), 5 1/4% due 5/15/2020	Aaa/AAA	2,579,325
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aa1/AA+	1,720,976

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

14

Portfolios of Investments (unaudited)
March 31, 2004

Michigan Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aa1/AA+	$3,638,266
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026ø	Aa2/AAA	7,163,520
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	Aa2/AA-	5,950,770
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa/AAA	4,130,920
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036	Aaa/AAA	5,533,150
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	NR/AA+	4,178,840
6,000,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1/BBB	6,206,880
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa/AAA	5,164,050
6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021	Aaa/AAA	6,754,482
2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa/AAA	2,274,300
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2020	Aaa/AAA	583,710
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa/AAA	2,785,250
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/1/2020	Aa3/AA-	3,068,310
2,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 11/15/2035	Aaa/AAA	2,069,180
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022	Aa1/AA+	5,502,800
5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa/AAA	5,280,650

Total Municipal Bonds (Cost $101,418,733) — 94.4%			110,297,883

Variable Rate Demand Notes (Cost $5,100,000) — 4.4%			5,100,000

Total Investments (Cost $106,518,733) — 98.8%			115,397,883

Other Assets Less Liabilities — 1.2%			1,442,805

Net Assets — 100.0%			$116,840,688

Minnesota Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,350,000	Burnsville – Eagan – Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2/NR	$2,535,838
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR/NR	1,924,800
2,000,000	Dakota County, MN Community Development Agency GOs, 5 1/4% due 1/1/2019	Aa1/AA+	2,160,900
3,545,000	Fridley, MN Independent School District GOs, 5.35% due 2/1/2021	Aaa/AAA	3,637,702
5,000,000	Minneapolis – Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children’s Health Care), 5 1/2% due 8/15/2025	Aaa/AAA	5,297,550
5,000,000	Minneapolis – Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032	Aaa/AAA	5,640,550
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1/AAA	2,672,874
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024	Aa2/AA	5,020,643
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa/AAA	1,231,776
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa/AAA	84,963
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022	A3/NR	2,061,880
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2/NR	2,548,750
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1/NR	1,036,920

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

15

Portfolios of Investments (unaudited)
March 31, 2004

Minnesota Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2/NR	$2,905,730
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2/NR	1,839,716
1,000,000	Minnesota Housing Finance Agency Rev. (Residential Housing Finance), 4.30% due 7/1/2022	Aa1/AA+	983,050
260,000	Minnesota Housing Finance Agency Rev. (Single Family Mortgage), 5.65% due 7/1/2022*	Aa1/AA+	264,274
2,000,000	Minnesota Public Facilities Authority Water Pollution Control Rev., 6 1/4% due 3/1/2015ø	Aaa/AAA	2,094,500
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aa1/AAA	5,380,900
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa/AAA	4,622,080
5,000,000	North Saint Paul – Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025	Aa2/AA+	5,218,900
2,000,000	Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017ø	Aa2/NR	2,065,340
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa/AAA	1,526,116
3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa/AAA	3,187,710
1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa/AAA	1,059,430
2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016ø	Aa2/AA+	2,757,722
2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017ø	Aa2/AA+	2,907,657
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa/NR	4,248,863
4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aaa/AAA	4,505,160
7,250,000	Western Minnesota Municipal Power Agency – Power Supply System Rev., 6 3/8% due 1/1/2016††	Aaa/AAA	8,558,480

Total Municipal Bonds (Cost $83,086,290) — 93.7%			89,980,774

Variable Rate Demand Notes (Cost $4,725,000) — 4.9%			4,725,000

Total Investments (Cost $87,811,290) — 98.6%			94,705,774

Other Assets Less Liabilities — 1.4%			1,310,069

Net Assets — 100.0%			$96,015,843

Missouri Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa/AAA	$2,128,100
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa/AAA	1,618,425
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3/AA-	2,139,840
65,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/1/2006	Aaa/AAA	66,592
280,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa/AAA	286,423
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1/AA+	1,836,538
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa/NR	1,054,260
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa/NR	187,338
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1/A-	2,598,300
2,000,000	Missouri State GOs, 5 5/8% due 4/1/2017ø	Aaa/AAA	2,129,940
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa/AAA	2,816,250

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

16

Portfolios of Investments (unaudited)
March 31, 2004

Missouri Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028	Aaa/AAA	$1,577,655
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa/AAA	2,485,632
650,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	NR/AAA	672,366
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	1,101,000
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa/NR	1,038,970
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1/A+	1,881,825
1,500,000	St. Louis, MO Municipal Finance Corporation (City Justice Center Leasehold Improvement Rev.), 5.95% due 2/15/2016ø	Aaa/AAA	1,651,035
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2/NR	2,358,160
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	NR/AA+	1,715,280

Total Municipal Bonds (Cost $28,494,294) — 87.6%			31,343,929

Variable Rate Demand Notes

850,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	850,000
400,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1+	400,000
850,000	New York City, NY GOs due 8/1/2017	VMIG 1/A-1+	850,000
700,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	700,000
1,200,000	University Athletic Association Inc., FL (University of Florida Stadium Project) due 2/1/2020	VMIG 1/NR	1,200,000

Total Variable Rate Demand Notes (Cost $4,000,000) — 11.2%			4,000,000

Total Investments (Cost $32,494,294) — 98.8%			35,343,929

Other Assets Less Liabilities — 1.2%			417,998

Net Assets — 100.0%			$35,761,927

New York Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa/NR	$2,687,300
2,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 11/15/2031	Aaa/AAA	2,070,340
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa/AAA	1,130,880
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A3/AA-	3,069,504
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3/AA	2,375,663
530,000	New York City, NY GOs, 6% due 5/15/2030	A2/A	586,122
2,395,000	New York City, NY GOs, 6% due 5/15/2030ø	A2/A	2,854,888
330,000	New York City, NY GOs, 6 1/4% due 4/15/2027ø	Aaa/A	377,015
1,010,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A2/A	1,122,948
5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A2/A	5,022
4,000,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2/AA	4,363,760
4,495,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 2/1/2031	Aa2/AA+	4,670,350
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/1/2031	Aaa/AAA	1,053,170
2,000,000	New York State Dormitory Authority Rev. (Fordham University), 5 3/4% due 7/1/2015	Aaa/AAA	2,059,760
125,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022	A3/AA-	136,649

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

17

Portfolios of Investments (unaudited)
March 31, 2004

New York Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022ø	A3/AA-	$3,814,661
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa/AAA	4,408,400
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa/AAA	2,070,420
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa/AAA	1,601,535
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa/AAA	1,294,475
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa/AAA	4,288,560
120,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015	Aaa/AAA	126,529
1,490,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015ø	Aaa/AAA	1,573,917
1,390,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015ø	Aaa/AAA	1,468,285
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2/NR	3,153,030
3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024ø	A1/AA	3,206,070
920,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1/NR	955,687
650,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1/NR	694,544
2,000,000	New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014ø	A3/AA-	2,142,340
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033	A1/AA	1,035,010
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5 1/4% due 3/15/2032	A1/AA	2,110,280
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1/AA-	4,445,400
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1/AA-	2,640,015
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	550,500
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A1/A+	2,569,775
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3/NR	2,361,038
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030ø	Aa3/AAA	2,071,368
2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3/AA-	2,577,550
4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa/AAA	4,351,160

Total Municipal Bonds (Cost $77,218,291) — 94.1%			84,073,920

Variable Rate Demand Notes (Cost $4,200,000) — 4.7%			4,200,000

Total Investments (Cost $81,418,291) — 98.8%			88,273,920

Other Assets Less Liabilities — 1.2%			1,078,933

Net Assets — 100.0%			$89,352,853

ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

18

Portfolios of Investments (unaudited)
March 31, 2004

Ohio Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa/AAA	$2,463,368
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa/AAA	2,173,420
3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1/AA+	4,188,924
4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa/AAA	4,080,040
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa/AAA	5,109,950
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa/AAA	91,816
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021ø	Aaa/AAA	4,276,785
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa/AAA	2,830,925
7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa/AAA	7,808,500
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5 1/4% due 5/1/2031	Aaa/NR	4,215,120
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029	Aa2/NR	1,278,162
2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017	Aaa/AAA	2,650,025
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa/AAA	2,045,300
6,500,000	Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029*	Aaa/AAA	6,774,105
1,910,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa/NR	1,997,077
2,040,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa/NR	2,119,601
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/1/2030*	Baa1/BBB-	2,583,125
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa/AAA	4,377,920
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa/AAA	2,387,056
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa/AAA	2,516,198
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1/A+	1,066,930
1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/1/2031	Aa2/AA	1,048,920
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029	Aa2/AA	3,406,050
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024	Aaa/AAA	5,401,300
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/1/2023	Aaa/AAA	7,876,050
1,340,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010††	Aaa/AAA	1,623,356
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project – Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A1/A+	2,610,875
1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa/AAA	1,574,835
3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa/AAA	3,451,140
1,465,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/1/2005††	Aaa/AAA	1,577,263
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	4,410,960
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa/AAA	2,785,250
2,500,000	Twinsburg, OH City School District School Improvement GOs, 5.90% due 12/1/2021	Aaa/AAA	2,776,851
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa/AAA	2,395,956

Total Municipal Bonds (Cost $99,660,601) — 87.5%			107,973,153

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

19

Portfolios of Investments (unaudited)
March 31, 2004

Ohio Series (continued)

Face Amount	Variable Rate Demand Note	Ratings Moody’s/S&P	Value

$1,500,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1/A-1+	$1,500,000
3,000,000	New York City, NY GOs due 10/1/2023	VMIG 1/A-1+	3,000,000
600,000	New York City, NY GOs due 8/1/2017	VMIG 1/A-1+	600,000
1,100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	1,100,000
1,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1/A-1+	1,000,000
1,900,000	New York State Energy Research & Development Authority Pollution Control Rev. (New York State Electric & Gas Company) due 2/1/2029	VMIG 1/A-1+	1,900,000
1,100,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	1,100,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1/A-1	2,000,000
1,900,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	1,900,000

Total Variable Rate Demand Notes (Cost $14,100,000) — 11.4%			14,100,000

Total Investments (Cost $113,760,601) — 98.9%			122,073,153

Other Assets Less Liabilities — 1.1%			1,373,755

Net Assets — 100.0%			$123,446,908

Oregon Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	NR/A-	$2,019,260
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa/AAA	2,186,100
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3/AA	1,586,970
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3/AA	1,057,950
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	NR/A-	2,301,760
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa/AAA	1,038,520
930,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aaa/AA-	940,230
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa/AAA	1,331,825
1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015ø	A1/A	1,896,143
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa/AA-	2,044,840
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa/AAA	2,080,820
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa/AAA	1,188,980
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa1/AA+	2,107,700
1,000,000	Oregon Department of Transportation Regional Light Rail Extension Rev., 6.20% due 6/1/2008ø	Aaa/AAA	1,028,680
1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa/AAA	1,295,312
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa/AAA	1,039,800
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1/NR	2,013,120
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/1/2025	NR/AA-	2,585,525
2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev. (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012	Aa2/A+	2,036,360
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aa2/NR	2,104,120

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

20

Portfolios of Investments (unaudited)
March 31, 2004

Oregon Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa/AAA	$2,720,225
555,000	Oregon State GOs (Veterans’ Welfare), 5 7/8% due 10/1/2018	Aa3/NR	577,444
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3/NR	589,510
500,000	Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*	Aaa/AAA	524,445
1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa/AAA	1,585,380
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa/AAA	1,178,133
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa/AAA	2,145,440
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	1,101,000
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1/A	1,583,025
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa/AAA	1,035,250
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	NR/AA-	2,057,000
540,000	Tualatin, OR Development Commission (Urban Renewal & Redevelopment), 7 3/8% due 1/1/2007	Baa1/NR	547,376
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032	Aa2/AA	1,063,000
500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	NR/BBB-	513,450
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2/NR	2,442,371

Total Municipal Bonds (Cost $49,658,312) — 91.1%			53,547,064

Variable Rate Demand Notes

2,200,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	2,200,000
2,000,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	2,000,000

Total Variable Rate Demand Notes (Cost $4,200,000) — 7.2%			4,200,000

Total Investments (Cost $53,858,312) — 98.3%			57,747,064

Other Assets Less Liabilities — 1.7%			1,018,326

Net Assets — 100.0%			$58,765,390

South Carolina Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa/AAA	$4,172,600
1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa/AAA	1,711,705
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa/NR	5,317,300
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A2/A-	2,649,350
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2/BBB	1,157,040
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa/AAA	4,143,480
2,000,000	Greenville, SC Hospital System Rev., 5 1/4% due 5/1/2023	Aa3/AA	2,039,620
3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1/AA+	4,019,778
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2/A	2,091,120
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa/AAA	2,065,860
1,500,000	North Charleston, SC Sewer District Rev., 6 3/8% due 7/1/2012	Aaa/AAA	1,834,305
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6 1/4% due 1/1/2021	Aaa/AAA	1,523,613
1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa/AAA	1,705,725

ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

21

Portfolios of Investments (unaudited)
March 31, 2004

South Carolina Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa/AAA	$2,619,489
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	1,102,740
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa/AAA	2,630,050
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa/AAA	4,154,800
3,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018	NR/AA-	3,126,090
4,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5 5/8% due 11/15/2030	A3/A-	4,091,560
5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa/AAA	5,416,150
3,970,000	South Carolina State Housing Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa/NR	4,090,569
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa/AAA	5,174,150
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024	Aaa/AAA	5,386,050
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa/AAA	2,564,175
3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026	Aaa/AAA	3,241,200

Total Municipal Bonds (Cost $72,713,118) — 86.0%			78,028,519

Variable Rate Demand Notes

600,000	Delaware County, PA Industrial Development Authority Airport Facility Rev. (United Parcel Service) due 12/1/2015	NR/A-1+	600,000
1,450,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	1,450,000
1,000,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	1,000,000
400,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	400,000
1,800,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 11/1/2014	P-1/A-1+	1,800,000
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	200,000
500,000	New York City, NY GOs due 8/1/2010	VMIG 1/A-1+	500,000
1,800,000	New York City, NY GOs due 8/1/2018	VMIG 1/A-1+	1,800,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1/A-1	2,000,000
300,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	300,000
400,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project) due 7/1/2028	NR/A-1+	400,000
1,000,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	NR/A-1+	1,000,000

Total Variable Rate Demand Notes (Cost $11,450,000) — 12.6%			11,450,000

Total Investments (Cost $84,163,118) — 98.6%			89,478,519

Other Assets Less Liabilities — 1.4%			1,229,937

Net Assets — 100.0%			$90,708,456

*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

22

Statements of Assets and Liabilities (unaudited)
March 31, 2004

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series

Assets:

Investments, at value* (see portfolios of investments):
Long-term holdings	$83,317,877	$36,240,752	$33,439,467	$39,255,211	$41,266,774	$78,125,332	$110,297,883
Short-term holdings	2,500,000	1,300,000	2,700,000	4,900,000	5,150,000	7,360,000	5,100,000

Total investments*	85,817,877	37,540,752	36,139,467	44,155,211	46,416,774	85,485,332	115,397,883
Cash	63,219	99,348	59,647	55,356	46,379	259,641	—
Interest receivable	1,104,565	582,487	537,748	698,925	703,595	927,489	1,915,788
Expenses prepaid to shareholder service agent	19,458	7,783	7,429	8,491	10,260	18,396	24,057
Receivable for Capital Stock sold	185	9,537	6,172	—	23,991	—	9,752
Receivable for securities sold	—	—	—	75,000	—	—	—
Other	6,738	6,555	3,074	4,833	9,751	2,580	5,644

Total Assets	87,012,042	38,246,462	36,753,537	44,997,816	47,210,750	86,693,438	117,353,124

Liabilities:

Dividends payable	138,831	57,743	56,661	65,138	67,700	125,276	177,280
Payable for Capital Stock repurchased	106,421	25,926	20,595	28,093	120,115	1,514,317	218,007
Management fee payable	37,017	16,357	15,658	19,177	20,145	37,001	50,062
Distribution and service fees payable	13,541	3,628	4,846	5,010	6,143	10,941	12,224
Bank overdraft	—	—	—	—	—	—	5,650
Accrued expenses and other	48,752	25,149	27,216	30,301	30,114	42,951	49,213

Total Liabilities	344,562	128,803	124,976	147,719	244,217	1,730,486	512,436

Net Assets	$86,667,480	$38,117,659	$36,628,561	$44,850,097	$46,966,533	$84,962,952	$116,840,688

Composition of Net Assets:

Capital Stock, at $0.001 par value:
Class A	$9,719	$4,885	$4,306	$5,249	$5,475	$9,585	$13,189
Class C	636	24	84	84	55	441	98
Class D	369	35	195	100	285	94	231
Additional paid-in capital	83,878,759	35,352,732	34,615,185	41,903,523	44,285,698	75,794,073	107,729,538
Undistributed net investment income	140,230	92,502	74,940	141,742	97,856	250,819	236,642
Undistributed/accumulated net realized gain (loss)	(2,906,020)	(95,509)	29,346	152,050	(4,332)	247,958	(18,160)
Net unrealized appreciation of investments	5,543,787	2,762,990	1,904,505	2,647,349	2,581,496	8,659,982	8,879,150

Net Assets	$86,667,480	$38,117,659	$36,628,561	$44,850,097	$46,966,533	$84,962,952	$116,840,688

Net Assets:

Class A	$78,544,408	$37,660,591	$34,397,595	$43,327,780	$44,216,140	$80,466,130	$113,998,186
Class C	$5,139,621	$188,229	$673,017	$695,113	$444,765	$3,707,349	$847,601
Class D	$2,983,451	$268,839	$1,557,949	$827,204	$2,305,628	$789,473	$1,994,901

Shares of Capital Stock Outstanding:

Class A	9,718,667	4,885,057	4,306,116	5,249,346	5,475,332	9,584,723	13,189,177
Class C	635,794	24,445	84,045	84,239	54,998	440,556	98,162
Class D	369,068	34,915	194,555	100,248	285,106	93,784	231,031

Net Asset Value Per Share:

Class A	$8.08	$7.71	$7.99	$8.25	$8.08	$8.40	$8.64

Class C	$8.08	$7.70	$8.01	$8.25	$8.09	$8.42	$8.63

Class D	$8.08	$7.70	$8.01	$8.25	$8.09	$8.42	$8.63

* Cost of investments:	$80,274,090	$34,777,762	$34,234,962	$41,507,862	$43,835,278	$76,825,350	$106,518,733

See Notes to Financial Statements.

23

Statements of Assets and Liabilities (unaudited)
March 31, 2004

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series

Assets:

Investments, at value* (see portfolios of investments):
Long-term holdings	$89,980,774	$31,343,929	$84,073,920	$107,973,153	$53,547,064	$78,028,519
Short-term holdings	4,725,000	4,000,000	4,200,000	14,100,000	4,200,000	11,450,000
Total investments*	94,705,774	35,343,929	88,273,920	122,073,153	57,747,064	89,478,519
Cash	359,203	28,023	70,031	22,943	83,547	83,503
Interest receivable	1,315,113	520,642	1,208,667	1,701,880	888,803	1,191,968
Expenses prepaid to shareholder service agent	20,519	7,429	18,043	24,764	12,028	21,580
Receivable for Capital Stock sold	8,484	—	22,190	8,715	24,345	137,527
Receivable for securities sold	—	—	80,000	—	165,000	—
Other	4,601	3,619	4,812	6,498	8,444	5,563

Total Assets	96,413,694	35,903,642	89,677,663	123,837,953	58,929,231	90,918,660

Liabilities:

Dividends payable	139,609	48,627	135,641	178,116	86,555	118,424
Payable for Capital Stock repurchased	160,961	48,839	95,247	95,268	12,505	—
Management fee payable	41,127	15,477	38,333	52,832	25,250	38,692
Distribution and service fees payable	9,617	3,470	15,237	12,502	7,764	15,142
Accrued expenses and other	46,537	25,302	40,352	52,327	31,767	37,946

Total Liabilities	397,851	141,715	324,810	391,045	163,841	210,204

Net Assets	$96,015,843	$35,761,927	$89,352,853	$123,446,908	$58,765,390	$90,708,456

Composition of Net Assets:

Capital Stock, at $0.001 par value:
Class A	$11,873	$4,435	$9,467	$14,795	$6,913	$9,837
Class C	53	11	860	151	231	705
Class D	172	43	300	154	226	469
Additional paid-in capital	89,000,098	32,780,684	82,396,520	114,549,052	54,665,429	85,098,527
Undistributed net investment income	374,874	99,786	99,758	217,635	204,522	121,178
Undistributed/accumulated net realized gain (loss)	(265,711)	27,333	(9,681)	352,569	(683)	162,339
Net unrealized appreciation of investments	6,894,484	2,849,635	6,855,629	8,312,552	3,888,752	5,315,401

Net Assets	$96,015,843	$35,761,927	$89,352,853	$123,446,908	$58,765,390	$90,708,456

Net Assets:

Class A	$94,223,977	$35,329,666	$79,584,872	$120,941,140	$55,128,692	$81,046,729
Class C	$424,163	$89,648	$7,238,330	$1,239,564	$1,837,674	$5,803,185
Class D	$1,367,703	$342,613	$2,529,651	$1,266,204	$1,799,024	$3,858,542

Shares of Capital Stock Outstanding:

Class A	11,873,051	4,434,889	9,466,541	14,795,177	6,912,991	9,837,460
Class C	53,448	11,251	859,830	150,796	230,597	704,634
Class D	172,319	42,994	300,485	154,035	225,739	468,501

Net Asset Value Per Share:

Class A	$7.94	$7.97	$8.41	$8.17	$7.97	$8.24

Class C	$7.94	$7.97	$8.42	$8.22	$7.97	$8.24

Class D	$7.94	$7.97	$8.42	$8.22	$7.97	$8.24

* Cost of investments:	$87,811,290	$32,494,294	$81,418,291	$113,760,601	$53,858,312	$84,163,118

See Notes to Financial Statements.

24

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2004

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series

Investment Income:

Interest	$2,324,122	$955,341	$956,450	$1,157,307	$1,152,388	$2,095,740	$2,887,669

Expenses:

Management fees	231,551	96,781	92,985	113,693	119,135	218,084	295,480
Shareholder account services	89,115	36,849	36,057	41,803	48,031	81,903	110,946
Distribution and service fees	83,624	21,451	28,780	29,478	36,003	64,396	71,432
Registration	22,636	5,201	5,803	5,986	6,695	8,521	7,799
Custody and related services	14,726	6,287	6,291	7,101	7,688	13,154	17,419
Auditing and legal fees	13,752	11,755	10,772	11,888	10,942	15,130	17,222
Directors’ fees and expenses	5,593	4,544	4,498	4,678	4,717	5,417	5,869
Shareholder reports and communications	5,276	2,548	2,523	2,650	3,051	4,781	6,455
Miscellaneous	3,904	2,379	2,210	2,337	2,559	3,682	4,674

Total Expenses	470,177	187,795	189,919	219,614	238,821	415,068	537,296

Net Investment Income	1,853,945	767,546	766,531	937,693	913,567	1,680,672	2,350,373

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	33,896	1,870	68,842	142,018	—	281,285	—
Net change in unrealized appreciation of investments	1,127,841	401,552	(114,490)	(152,591)	257,620	310,857	276,339

Net Gain (Loss) on Investments	1,161,737	403,422	(45,648)	(10,573)	257,620	592,142	276,339

Increase in Net Assets from Operations	$3,015,682	$1,170,968	$720,883	$927,120	$1,171,187	$2,272,814	$2,626,712

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series

Investment Income:

Interest	$2,298,594	$847,150	$2,255,953	$3,001,272	$1,454,634	$2,096,845

Expenses:

Management fees	242,686	91,255	224,566	311,338	149,197	224,842
Shareholder account services	94,324	35,915	81,083	115,946	54,364	96,120
Distribution and service fees	56,631	20,868	89,584	73,621	45,702	87,474
Registration	7,034	5,633	7,442	7,994	6,066	7,400
Custody and related services	14,579	6,104	13,868	18,528	10,540	13,965
Auditing and legal fees	17,052	8,458	13,898	18,695	15,068	15,171
Directors’ fees and expenses	5,568	4,515	5,445	5,976	4,844	5,279
Shareholder reports and communications	5,815	2,599	4,492	6,726	3,633	4,504
Miscellaneous	4,297	2,327	4,044	5,114	2,941	3,832

Total Expenses	447,986	177,674	444,422	563,938	292,355	458,587

Net Investment Income	1,850,608	669,476	1,811,531	2,437,334	1,162,279	1,638,258

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	9,075	28,928	(23,962)	265,865	200	124,971
Net change in unrealized appreciation of investments	777,586	122,750	877,308	568,639	329,542	1,082,725

Net Gain on Investments	786,661	151,678	853,346	834,504	329,742	1,207,696

Increase in Net Assets from Operations	$2,637,269	$821,154	$2,664,877	$3,271,838	$1,492,021	$2,845,954

See Notes to Financial Statements.

25

Statements of Changes in Net Assets (unaudited)

	National Series		Colorado Series		Georgia Series

	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$1,853,945	$4,013,645	$767,546	$1,572,352	$766,531	$1,602,755
Net realized gain (loss) on investments	33,896	(1,716,268)	1,870	(104,920)	68,842	283
Net change in unrealized appreciation of investments	1,127,841	823,305	401,552	(180,823)	(114,490)	(342,569)

Increase in Net Assets from Operations	3,015,682	3,120,682	1,170,968	1,286,609	720,883	1,260,469

Distributions to Shareholders:

Net investment income:
Class A	(1,696,404)	(3,651,615)	(744,977)	(1,536,753)	(724,240)	(1,515,324)
Class C	(83,073)	(207,285)	(3,189)	(5,645)	(10,348)	(20,925)
Class D	(45,895)	(128,543)	(4,104)	(12,593)	(26,503)	(56,149)
Net realized short-term gain on investments:**
Class A	—	—	—	—	—	(109,073)
Class C	—	—	—	—	—	(1,733)
Class D	—	—	—	—	—	(5,653)
Net realized long-term gain on investments:
Class A	—	—	—	(40,631)	(39,319)	(47,423)
Class C	—	—	—	(176)	(697)	(753)
Class D	—	—	—	(478)	(1,824)	(2,458)

Decrease in Net Assets from Distributions	(1,825,372)	(3,987,443)	(752,270)	(1,596,276)	(802,931)	(1,759,491)

Capital Share Transactions:

Net proceeds from sales of shares	1,717,025	18,823,783	893,987	1,672,842	561,481	880,279
Investment of dividends	1,160,327	2,378,046	434,538	880,982	502,179	1,031,170
Exchanged from associated Funds	690,552	13,290,860	15,676	848,172	37,515	227,809
Shares issued in payment of gain distributions	—	—	—	28,095	34,437	116,183

Total	3,567,904	34,492,689	1,344,201	3,430,091	1,135,612	2,255,441

Cost of shares repurchased	(12,300,995)	(24,468,139)	(2,610,841)	(3,516,434)	(1,748,465)	(4,864,892)
Exchanged into associated Funds	(1,083,181)	(13,068,791)	(75,908)	(347,305)	(40,078)	(443,773)

Total	(13,384,176)	(37,536,930)	(2,686,749)	(3,863,739)	(1,788,543)	(5,308,665)

Decrease in Net Assets from Capital Share Transactions	(9,816,272)	(3,044,241)	(1,342,548)	(433,648)	(652,931)	(3,053,224)

Decrease in Net Assets	(8,625,962)	(3,911,002)	(923,850)	(743,315)	(734,979)	(3,552,246)

Net Assets:

Beginning of period	95,293,442	99,204,444	39,041,509	39,784,824	37,363,540	40,915,786

End of Period*	$86,667,480	$95,293,442	$38,117,659	$39,041,509	$36,628,561	$37,363,540

* Including undistributed net investment income as follows:	$140,230	$113,163	$92,502	$79,973	$74,940	$71,844
** These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Louisiana Series		Maryland Series		Massachusetts Series

	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$937,693	$2,093,507	$913,567	$1,913,308	$1,680,672	$3,504,661
Net realized gain on investments	142,018	87,537	—	90,249	281,285	—
Net change in unrealized appreciation of investments	(152,591)	(819,398)	257,620	(960,214)	310,857	(444,557)

Increase in Net Assets from Operations	927,120	1,361,646	1,171,187	1,043,343	2,272,814	3,060,104

Distributions to Shareholders:

Net investment income:
Class A	(901,488)	(2,015,270)	(869,812)	(1,817,995)	(1,583,995)	(3,333,289)
Class C	(11,032)	(25,083)	(6,596)	(13,466)	(50,894)	(79,914)
Class D	(13,324)	(29,948)	(34,033)	(69,589)	(17,392)	(46,922)
Net realized short-term gain on investments:**
Class A	(94,953)	(52,258)	—	—	—	—
Class C	(1,497)	(847)	—	—	—	—
Class D	(1,838)	(956)	—	—	—	—
Net realized long-term gain on investments:
Class A	—	(133,548)	(95,418)	(507,412)	(39,621)	—
Class C	—	(2,166)	(954)	(4,838)	(1,605)	—
Class D	—	(2,442)	(4,810)	(25,737)	(594)	—

Decrease in Net Assets from Distributions	(1,024,132)	(2,262,518)	(1,011,623)	(2,439,037)	(1,694,101)	(3,460,125)

Capital Share Transactions:

Net proceeds from sales of shares	756,641	2,527,881	504,969	1,771,478	1,086,320	5,339,786
Investment of dividends	529,176	1,052,818	578,763	1,223,191	998,908	2,007,586
Exchanged from associated Funds	—	—	—	280,649	195	234,419
Shares issued in payment of gain distributions	72,819	109,339	74,334	392,179	30,855	—

Total	1,358,636	3,690,038	1,158,066	3,667,497	2,116,278	7,581,791

Cost of shares repurchased	(4,118,516)	(5,936,553)	(2,184,983)	(4,395,916)	(5,569,987)	(8,868,213)
Exchanged into associated Funds	(4,165)	(389,801)	(139,915)	(520,557)	(117,231)	(822,127)

Total	(4,122,681)	(6,326,354)	(2,324,898)	(4,916,473)	(5,687,218)	(9,690,340)

Decrease in Net Assets from Capital Share Transactions	(2,764,045)	(2,636,316)	(1,166,832)	(1,248,976)	(3,570,940)	(2,108,549)

Decrease in Net Assets	(2,861,057)	(3,537,188)	(1,007,268)	(2,644,670)	(2,992,227)	(2,508,570)

Net Assets:

Beginning of period	47,711,154	51,248,342	47,973,801	50,618,471	87,955,179	90,463,749

End of Period*	$44,850,097	$47,711,154	$46,966,533	$47,973,801	$84,962,952	$87,955,179

* Including undistributed net investment income as follows:	$141,742	$144,765	$97,856	$94,730	$250,819	$230,921
** These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

27

Statements of Changes in Net Assets (unaudited)

	Michigan Series		Minnesota Series		Missouri Series

	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$2,350,373	$4,633,952	$1,850,608	$3,657,414	$669,476	$1,425,570
Net realized gain on investments	—	529,834	9,075	105,838	28,928	52,962
Net change in unrealized appreciation of investments	276,339	(126,611)	777,586	(954,830)	122,750	(364,246)

Increase in Net Assets from Operations	2,626,712	5,037,175	2,637,269	2,808,422	821,154	1,114,286

Distributions to Shareholders:

Net investment income:
Class A	(2,261,610)	(4,493,436)	(1,769,325)	(3,524,615)	(648,912)	(1,392,685)
Class C	(11,498)	(30,569)	(6,827)	(13,983)	(1,202)	(2,353)
Class D	(30,754)	(59,367)	(19,274)	(44,261)	(6,010)	(15,083)
Net realized short-term gain on investments:**
Class A	—	—	—	—	—	(19,122)
Class C	—	—	—	—	—	(31)
Class D	—	—	—	—	—	(295)
Net realized long-term gain on investments:
Class A	(282,878)	(497,235)	—	—	(63,404)	(52,585)
Class C	(1,802)	(4,745)	—	—	(156)	(87)
Class D	(4,929)	(8,167)	—	—	(797)	(809)

Decrease in Net Assets from Distributions	(2,593,471)	(5,093,519)	(1,795,426)	(3,582,859)	(720,481)	(1,483,050)

Capital Share Transactions:

Net proceeds from sales of shares	1,917,054	2,506,468	1,024,171	3,230,282	160,433	1,081,926
Investment of dividends	1,465,052	2,842,446	1,204,152	2,424,425	366,874	739,057
Exchanged from associated Funds	165,208	1,428,514	92,608	398,720	107,695	184,201
Shares issued in payment of gain distributions	226,577	366,289	—	—	45,520	46,160

Total	3,773,891	7,143,717	2,320,931	6,053,427	680,522	2,051,344

Cost of shares repurchased	(5,849,864)	(12,407,088)	(5,172,201)	(8,451,171)	(2,005,359)	(3,778,625)
Exchanged into associated Funds	(424,860)	(1,799,926)	(74,777)	(307,018)	(22,320)	(97,207)

Total	(6,274,724)	(14,207,014)	(5,246,978)	(8,758,189)	(2,027,679)	(3,875,832)

Decrease in Net Assets from Capital Share Transactions	(2,500,833)	(7,063,297)	(2,926,047)	(2,704,762)	(1,347,157)	(1,824,488)

Decrease in Net Assets	(2,467,592)	(7,119,641)	(2,084,204)	(3,479,199)	(1,246,484)	(2,193,252)

Net Assets:

Beginning of period	119,308,280	126,427,921	98,100,047	101,579,246	37,008,411	39,201,663

End of Period*	$116,840,688	$119,308,280	$96,015,843	$98,100,047	$35,761,927	$37,008,411

* Including undistributed net investment income as follows:	$236,642	$190,131	$374,874	$325,019	$99,786	$89,397
** These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	New York Series		Ohio Series		Oregon Series

	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$1,811,531	$3,703,032	$2,437,334	$5,103,704	$1,162,279	$2,398,087
Net realized gain (loss) on investments	(23,962)	211,133	265,865	233,958	200	46,659
Net change in unrealized appreciation of investments	877,308	(1,021,730)	568,639	(2,155,912)	329,542	(663,275)

Increase in Net Assets from Operations	2,664,877	2,892,435	3,271,838	3,181,750	1,492,021	1,781,471

Distributions to Shareholders:

Net investment income:
Class A	(1,610,775)	(3,347,567)	(2,369,239)	(4,968,837)	(1,085,741)	(2,251,445)
Class C	(115,645)	(234,688)	(18,737)	(41,176)	(27,670)	(48,227)
Class D	(39,995)	(99,567)	(19,757)	(45,407)	(25,163)	(69,321)
Net realized long-term gain on investments:
Class A	(201,999)	(147,765)	(284,953)	(172,188)	(49,559)	(210,898)
Class C	(18,449)	(12,790)	(3,102)	(1,796)	(1,628)	(5,091)
Class D	(6,712)	(6,126)	(3,118)	(2,107)	(1,546)	(8,939)

Decrease in Net Assets from Distributions	(1,993,575)	(3,848,503)	(2,698,906)	(5,231,511)	(1,191,307)	(2,593,921)

Capital Share Transactions:

Net proceeds from sales of shares	2,124,659	6,833,939	1,605,495	3,722,342	920,803	4,021,143
Investment of dividends	1,171,658	2,393,517	1,548,498	3,113,154	758,078	1,499,618
Exchanged from associated Funds	1,423,432	3,971,230	88,429	4,413,957	393,278	322,172
Shares issued in payment of gain distributions	186,414	125,339	225,321	124,190	42,098	167,051

Total	4,906,163	13,324,025	3,467,743	11,373,643	2,114,257	6,009,984

Cost of shares repurchased	(5,242,713)	(13,177,282)	(5,785,661)	(13,265,569)	(3,157,778)	(8,429,316)
Exchanged into associated Funds	(1,382,009)	(3,039,638)	(279,256)	(3,262,685)	(471,599)	(1,130,804)

Total	(6,624,722)	(16,216,920)	(6,064,917)	(16,528,254)	(3,629,377)	(9,560,120)

Decrease in Net Assets from Capital Share Transactions	(1,718,559)	(2,892,895)	(2,597,174)	(5,154,611)	(1,515,120)	(3,550,136)

Decrease in Net Assets	(1,047,257)	(3,848,963)	(2,024,242)	(7,204,372)	(1,214,406)	(4,362,586)

Net Assets:

Beginning of period	90,400,110	94,249,073	125,471,150	132,675,522	59,979,796	64,342,382

End of Period*	$89,352,853	$90,400,110	$123,446,908	$125,471,150	$58,765,390	$59,979,796

* Including undistributed net investment income as follows:	$99,758	$78,604	$217,635	$277,429	$204,522	$181,392

See Notes to Financial Statements.

29

Statements of Changes in Net Assets (unaudited)

	South Carolina Series

	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$1,638,258	$3,338,367
Net realized gain on investments	124,971	1,055,281
Net change in unrealized appreciation of investments	1,082,725	(973,309)

Increase in Net Assets from Operations	2,845,954	3,420,339

Distributions to Shareholders:

Net investment income:
Class A	(1,482,648)	(3,029,571)
Class C	(78,460)	(134,521)
Class D	(53,610)	(139,803)
Net realized short-term gain on investments:**
Class A	(48,996)	—
Class C	(3,362)	—
Class D	(2,314)	—
Net realized long-term gain on investments:
Class A	(989,715)	(236,563)
Class C	(67,911)	(10,793)
Class D	(46,746)	(14,108)

Decrease in Net Assets from Distributions	(2,773,762)	(3,565,359)

Capital Share Transactions:

Net proceeds from sales of shares	3,746,425	8,588,866
Investment of dividends	1,083,985	2,131,021
Exchanged from associated Funds	—	1,629,718
Shares issued in payment of gain distributions	961,564	194,391

Total	5,791,974	12,543,996

Cost of shares repurchased	(4,028,114)	(9,746,158)
Exchanged into associated Funds	(20,986)	(3,263,804)

Total	(4,049,100)	(13,009,962)

Increase (Decrease) in Net Assets from Capital Share Transactions	1,742,874	(465,966)

Increase (Decrease) in Net Assets	1,815,066	(610,986)

Net Assets:

Beginning of period	88,893,390	89,504,376

End of Period*	$90,708,456	$88,893,390

*	Including undistributed net investment income as follows:	$121,178	$122,667
**	These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

30

Notes to Financial Statements (unaudited)

1.

Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

Each Series of the Fund offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2004, the interest rates paid on these notes ranged from 0.92% to 1.15%.

d.

Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2004, distribution and service fees were the only class-specific expenses.

e.

Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of any Series of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004, were as follows:

Series	Purchases	Sales

National	—	$5,174,500
Colorado	—	275,000
Georgia	—	2,296,100
Louisiana	—	5,069,800
Maryland	—	2,020,000
Massachusetts	$1,498,125	5,623,380
Michigan	—	—
Minnesota	3,632,841	480,000
Missouri	—	1,972,500
New York	—	245,000
Ohio	—	10,100,000
Oregon	—	1,230,000
South Carolina	—	3,325,000

31

Notes to Financial Statements (unaudited)

At March 31, 2004, each Series’ cost of investments for federal income tax purposes was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation

National	$80,150,607	$5,667,270	—
Colorado	34,691,799	2,848,953	—
Georgia	34,160,454	2,795,902	$816,889
Louisiana	41,367,370	2,787,841	—
Maryland	43,744,235	2,697,659	25,120
Massachusetts	76,581,525	8,903,807	—
Michigan	106,297,934	9,099,949	—
Minnesota	87,453,112	7,274,912	22,250
Missouri	32,400,129	2,943,800	—
New York	81,329,554	6,944,366	—
Ohio	113,548,405	8,656,417	131,669
Oregon	53,662,892	4,084,172	—
South Carolina	84,047,721	5,430,798	—

4.

Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions

National	$2,273	$19,371
Colorado	2,146	17,184
Georgia	2,230	16,751
Louisiana	3,266	22,530
Maryland	2,059	14,983
Massachusetts	1,924	18,142
Michigan	3,116	22,749
Minnesota	3,896	27,922
Missouri	817	5,943
New York	3,109	24,177
Ohio	6,178	43,475
Oregon	3,735	28,230
South Carolina	12,719	88,723

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2004, fees incurred under the Plan equivalent to 0.10% per annum of the average daily net assets of Class A shares were as follows:

Series

National	$42,116
Colorado	19,015
Georgia	17,366
Louisiana	21,847
Maryland	22,274
Massachusetts	40,955
Michigan	57,426
Minnesota	47,332
Missouri	18,196
New York	39,657
Ohio	60,601
Oregon	27,873
South Carolina	39,994

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2004, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D

National	$26,731	$14,777
Colorado	1,066	1,370
Georgia	3,206	8,208
Louisiana	3,457	4,174
Maryland	2,228	11,501
Massachusetts	17,455	5,986
Michigan	3,802	10,204
Minnesota	2,437	6,862
Missouri	446	2,226
New York	37,101	12,826
Ohio	6,335	6,685
Oregon	9,342	8,487
South Carolina	28,201	19,279

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, and Class D shares. For the six months ended March 31, 2004, such charges were as follows:

Series

National	$ 3,230
Colorado	—
Georgia	—
Louisiana	329
Maryland	—
Massachusetts	360
Michigan	35
Minnesota	990
Missouri	—
New York	1,562
Ohio	677
Oregon	1,058
South Carolina	99

32

Notes to Financial Statements (unaudited)

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2004, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees

National	$634	$5,039
Colorado	451	1,412
Georgia	—	738
Louisiana	—	706
Maryland	946	892
Massachusetts	213	1,155
Michigan	4	1,565
Minnesota	3,034	1,262
Missouri	—	862
New York	6,788	8,573
Ohio	723	2,948
Oregon	—	1,406
South Carolina	3,044	1,594

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series

National	$89,115
Colorado	36,849
Georgia	36,057
Louisiana	41,803
Maryland	48,031
Massachusetts	81,903
Michigan	110,946
Minnesota	94,324
Missouri	35,915
New York	81,083
Ohio	115,946
Oregon	54,364
South Carolina	96,120

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of March 31, 2004, the Fund’s potential obligation under the Guaranties is $391,600. As of March 31, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Fund under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at March 31, 2004, are included in accrued expenses and other liabilities as follows:

Series

National	$8,163
Colorado	5,876
Georgia	5,696
Louisiana	6,219
Maryland	6,215
Massachusetts	7,388
Michigan	7,532
Minnesota	7,497
Missouri	5,883
New York	7,308
Ohio	7,738
Oregon	5,955
South Carolina	6,111

5.

Committed Line of Credit — The Fund is a participant in a joint $445 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2004.

6.

Capital Loss Carryforward and Other Tax Adjustments — At September 30, 2003, the National and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $2,941,422 and $280,113, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Series, $1,151,531 expires in 2004, $35,917 expires in 2010, and $1,753,974 expires in 2011. For the Minnesota Series $36,467 expires in 2009 and $243,646 expires in 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Colorado Series elected to defer to the fiscal year ending September 30, 2004, the recognition for tax purposes of net loss of $100,126 realized on the sale of investments after October 31, 2002. This loss will be available to offset future taxable net gains.

33

Notes to Financial Statements (unaudited)

7.

Capital Share Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 2004, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

National Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	138,404	$1,108,545	1,233,181	$9,840,968	49,314	$396,485	1,100,315	$8,730,815
Investment of dividends	131,934	1,060,069	270,056	2,151,629	7,653	61,490	17,660	140,808
Exchanged from associated Funds	62,050	499,772	1,346,323	10,768,963	23,224	189,010	265,752	2,108,960

Total	332,388	2,668,386	2,849,560	22,761,560	80,191	646,985	1,383,727	10,980,583

Cost of shares repurchased	(1,402,996)	(11,313,290)	(1,776,986)	(14,160,729)	(104,682)	(846,056)	(1,129,328)	(8,999,284)
Exchanged into associated Funds	(99,711)	(802,583)	(1,268,553)	(10,119,223)	(21,954)	(175,141)	(305,042)	(2,421,678)

Total	(1,502,707)	(12,115,873)	(3,045,539)	(24,279,952)	(126,636)	(1,021,197)	(1,434,370)	(11,420,962)

Decrease	(1,170,319)	$(9,447,487)	(195,979)	$(1,518,392)	(46,445)	$(374,212)	(50,643)	$(440,379)

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

National Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	26,227	$211,995	31,579	$252,000
Investment of dividends	4,822	38,768	10,736	85,609
Exchanged from associated Funds	221	1,770	51,823	412,937

Total	31,270	252,533	94,138	750,546

Cost of shares repurchased	(17,603)	(141,649)	(163,424)	(1,308,126)
Exchanged into associated Funds	(13,184)	(105,457)	(66,109)	(527,890)

Total	(30,787)	(247,106)	(229,533)	(1,836,016)

Increase (decrease)	483	$5,427	(135,395)	$(1,085,470)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Colorado Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	113,135	$863,698	217,358	$1,636,904	3,896	$29,689	4,573	$34,634
Investment of dividends	55,747	428,556	114,702	867,417	271	2,080	469	3,551
Exchanged from associated Funds	2,054	15,676	113,133	848,172	—	—	—	—
Shares issued in payment of gain distributions	—	—	3,701	27,687	—	—	16	119

Total	170,936	1,307,930	448,894	3,380,180	4,167	31,769	5,058	38,304

Cost of shares repurchased	(331,468)	(2,544,719)	(440,171)	(3,325,366)	(6,692)	(51,690)	(107)	(817)
Exchanged into associated Funds	(9,914)	(75,908)	(45,518)	(344,065)	—	—	—	—

Total	(341,382)	(2,620,627)	(485,689)	(3,669,431)	(6,692)	(51,690)	(107)	(817)

Increase (decrease)	(170,446)	$(1,312,697)	(36,795)	$(289,251)	(2,525)	$(19,921)	4,951	$37,487

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Colorado Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	78	$600	172	$1,304
Investment of dividends	508	3,902	1,326	10,014
Shares issued in payment of gain distributions	—	—	39	289

Total	586	4,502	1,537	11,607

Cost of shares repurchased	(1,867)	(14,432)	(24,926)	(190,251)
Exchanged into associated Funds	—	—	(422)	(3,240)

Total	(1,867)	(14,432)	(25,348)	(193,491)

Decrease	(1,281)	$(9,930)	(23,811)	$(181,884)

34

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Georgia Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	58,997	$473,900	78,970	$628,334	5,867	$47,332	21,926	$175,181
Investment of dividends	59,362	476,560	123,027	979,242	876	7,049	1,697	13,539
Exchanged from associated Funds	4,705	37,515	12,885	103,569	—	—	7,859	62,479
Shares issued in payment of gain distributions	4,058	32,494	13,795	108,979	74	592	314	2,486

Total	127,122	1,020,469	228,677	1,820,124	6,817	54,973	31,796	253,685

Cost of shares repurchased	(198,378)	(1,591,078)	(541,167)	(4,292,370)	(18)	(139)	(20,506)	(162,534)
Exchanged into associated Funds	(5,012)	(40,078)	(35,798)	(284,470)	—	—	(7,945)	(62,445)

Total	(203,390)	(1,631,156)	(576,965)	(4,576,840)	(18)	(139)	(28,451)	(224,979)

Increase (decrease)	(76,268)	$(610,687)	(348,288)	$(2,756,716)	6,799	$54,834	3,345	$28,706

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Georgia Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5,016	$40,249	9,657	$76,764
Investment of dividends	2,308	18,570	4,812	38,389
Exchanged from associated Funds	—	—	7,724	61,761
Shares issued in payment of gain distributions	169	1,351	596	4,718

Total	7,493	60,170	22,789	181,632

Cost of shares repurchased	(19,546)	(157,248)	(51,623)	(409,988)
Exchanged into associated Funds	—	—	(12,274)	(96,858)

Total	(19,546)	(157,248)	(63,897)	(506,846)

Decrease	(12,053)	$(97,078)	(41,108)	$(325,214)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Louisiana Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	89,506	$738,686	291,048	$2,413,017	2,162	$17,955	7,591	$63,054
Investment of dividends	62,231	514,583	123,373	1,018,871	1,186	9,805	2,742	22,634
Shares issued in payment of gain distributions	8,486	69,899	12,847	105,475	177	1,454	358	2,936

Total	160,223	1,323,168	427,268	3,537,363	3,525	29,214	10,691	88,624

Cost of shares repurchased	(496,131)	(4,082,085)	(664,357)	(5,472,417)	(1,905)	(15,865)	(17,068)	(140,341)
Exchanged into associated Funds	—	—	(45,159)	(373,617)	(507)	(4,165)	(1,921)	(16,184)

Total	(496,131)	(4,082,085)	(709,516)	(5,846,034)	(2,412)	(20,030)	(18,989)	(156,525)

Increase (decrease)	(335,908)	$(2,758,917)	(282,248)	$(2,308,671)	1,113	$9,184	(8,298)	$(67,901)

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Louisiana Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	$—	6,302	$51,810
Investment of dividends	579	4,788	1,371	11,313
Shares issued in payment of gain distributions	179	1,466	113	928

Total	758	6,254	7,786	64,051

Cost of shares repurchased	(2,499)	(20,566)	(39,371)	(323,795)

Total	(2,499)	(20,566)	(39,371)	(323,795)

Decrease	(1,741)	$(14,312)	(31,585)	$(259,744)

35

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Maryland Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	59,389	$477,955	189,751	$1,537,432	1,793	$14,390	9,002	$72,247
Investment of dividends	67,458	544,343	143,049	1,154,379	744	6,011	1,418	11,458
Exchanged from associated Funds	—	—	34,219	276,949	—	—	—	—
Shares issued in payment of gain distributions	8,663	69,565	45,523	366,460	115	928	565	4,555

Total	135,510	1,091,863	412,542	3,335,220	2,652	21,329	10,985	88,260

Cost of shares repurchased	(264,534)	(2,130,661)	(502,367)	(4,052,147)	(2,083)	(16,762)	(13,196)	(106,042)
Exchanged into associated Funds	(16,618)	(134,715)	(64,295)	(515,383)	(651)	(5,200)	(646)	(5,174)

Total	(281,152)	(2,265,376)	(566,662)	(4,567,530)	(2,734)	(21,962)	(13,842)	(111,216)

Decrease	(145,642)	$(1,173,513)	(154,120)	$(1,232,310)	(82)	$(633)	(2,857)	$(22,956)

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Maryland Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,565	$12,624	19,671	$161,799
Investment of dividends	3,516	28,409	7,099	57,354
Exchanged from associated Funds	—	—	459	3,700
Shares issued in payment of gain distributions	478	3,841	2,626	21,164

Total	5,559	44,874	29,855	244,017

Cost of shares repurchased	(4,663)	(37,560)	(29,499)	(237,727)
Total	(4,663)	(37,560)	(29,499)	(237,727)

Increase	896	$7,314	356	$6,290

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Massachusetts Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	66,291	$557,165	364,776	$3,028,436	60,845	$509,161	268,362	$2,226,363
Investment of dividends	114,683	961,792	234,478	1,942,802	3,693	31,042	5,530	45,922
Exchanged from associated Funds	23	195	26,732	222,696	—	—	—	—
Shares issued in payment of gain distributions	3,511	29,317	—	—	133	1,115	—	—

Total	184,508	1,548,469	625,986	5,193,934	64,671	541,318	273,892	2,272,285

Cost of shares repurchased	(584,019)	(4,887,310)	(965,952)	(8,011,348)	(16,605)	(138,364)	(39,368)	(328,736)
Exchanged into associated Funds	(13,018)	(108,050)	(77,646)	(638,200)	(1,093)	(9,181)	(21,627)	(176,291)

Total	(597,037)	(4,995,360)	(1,043,598)	(8,649,548)	(17,698)	(147,545)	(60,995)	(505,027)

Increase (decrease)	(412,529)	$(3,446,891)	(417,612)	$(3,455,614)	46,973	$393,773	212,897	$1,767,258

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Massachusetts Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,338	$19,994	10,125	$84,987
Investment of dividends	723	6,074	2,277	18,862
Exchanged from associated Funds	—	—	1,407	11,723
Shares issued in payment of gain distributions	51	423	—	—

Total	3,112	26,491	13,809	115,572

Cost of shares repurchased	(64,273)	(544,313)	(64,018)	(528,129)
Exchanged into associated Funds	—	—	(939)	(7,636)

Total	(64,273)	(544,313)	(64,957)	(535,765)

Decrease	(61,161)	$(517,822)	(51,148)	$(420,193)

36

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Michigan Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	201,752	$1,739,664	264,222	$2,262,684	15,589	$135,290	14,342	$123,754
Investment of dividends	165,778	1,434,621	325,414	2,785,052	1,208	10,444	2,150	18,419
Exchanged from associated Funds	10,556	91,144	131,920	1,137,651	—	—	1,127	9,615
Shares issued in payment of gain distributions	25,607	220,966	42,597	359,519	207	1,784	390	3,287

Total	403,693	3,486,395	764,153	6,544,906	17,004	147,518	18,009	155,075

Cost of shares repurchased	(646,535)	(5,584,382)	(1,373,681)	(11,783,081)	(3,210)	(27,782)	(58,523)	(501,819)
Exchanged into associated Funds	(49,325)	(424,860)	(174,862)	(1,501,167)	—	—	(10,449)	(91,113)

Total	(695,860)	(6,009,242)	(1,548,543)	(13,284,248)	(3,210)	(27,782)	(68,972)	(592,932)

Increase (decrease)	(292,167)	$(2,522,847)	(784,390)	$(6,739,342)	13,794	$119,736	(50,963)	$(437,857)

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Michigan Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,924	$42,100	14,087	$120,030
Investment of dividends	2,313	19,987	4,557	38,975
Exchanged from associated Funds	8,508	74,064	32,769	281,248
Shares issued in payment of gain distributions	445	3,827	413	3,483

Total	16,190	139,978	51,826	443,736

Cost of shares repurchased	(27,563)	(237,700)	(14,348)	(122,188)
Exchanged into associated Funds	—	—	(24,000)	(207,646)

Total	(27,563)	(237,700)	(38,348)	(329,834)

Increase (decrease)	(11,373)	$(97,722)	13,478	$113,902

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Minnesota Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	117,305	$927,851	381,041	$3,003,181	7,828	$61,674	23,186	$181,717
Investment of dividends	149,985	1,188,741	304,757	2,388,650	330	2,622	733	5,745
Exchanged from associated Funds	11,645	92,608	46,992	368,262	—	—	2,745	21,403

Total	278,935	2,209,200	732,790	5,760,093	8,158	64,296	26,664	208,865

Cost of shares repurchased	(624,284)	(4,937,309)	(1,007,614)	(7,888,949)	(22,056)	(173,249)	(10,675)	(83,880)
Exchanged into associated Funds	(6,247)	(49,934)	(39,137)	(307,018)	(3,141)	(24,843)	—	—

Total	(630,531)	(4,987,243)	(1,046,751)	(8,195,967)	(25,197)	(198,092)	(10,675)	(83,880)

Increase (decrease)	(351,596)	$(2,778,043)	(313,961)	$(2,435,874)	(17,039)	$(133,796)	15,989	$124,985

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Minnesota Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,363	$34,646	5,825	$45,384
Investment of dividends	1,613	12,789	3,833	30,030
Exchanged from associated Funds	—	—	1,159	9,055
Total	5,976	47,435	10,817	84,469

Cost of shares repurchased	(7,824)	(61,643)	(61,161)	(478,342)

Total	(7,824)	(61,643)	(61,161)	(478,342)

Decrease	(1,848)	$(14,208)	(50,344)	$(393,873)

37

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Missouri Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	20,035	$158,738	133,736	$1,074,031	62	$495	656	$5,323
Investment of dividends	45,307	360,970	91,697	725,177	62	492	71	563
Exchanged from associated Funds	13,520	107,695	20,230	159,708	—	—	3,104	24,493
Shares issued in payment of gain distributions	5,635	44,682	5,797	45,391	13	106	7	58

Total	84,497	672,085	251,460	2,004,307	137	1,093	3,838	30,437

Cost of shares repurchased	(229,766)	(1,827,478)	(461,223)	(3,656,416)	—	—	(2,982)	(23,292)
Exchanged into associated Funds	(2,790)	(22,320)	(12,191)	(97,207)	—	—	—	—

Total	(232,556)	(1,849,798)	(473,414)	(3,753,623)	—	—	(2,982)	(23,292)

Increase (decrease)	(148,059)	$(1,177,713)	(221,954)	$(1,749,316)	137	$1,093	856	$7,145

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Missouri Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	151	$1,200	325	$2,572
Investment of dividends	680	5,412	1,683	13,317
Shares issued in payment of gain distributions	92	732	91	711

Total	923	7,344	2,099	16,600

Cost of shares repurchased	(22,296)	(177,881)	(12,578)	(98,917)

Total	(22,296)	(177,881)	(12,578)	(98,917)

Decrease	(21,373)	$(170,537)	(10,479)	$(82,317)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

New York Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	199,983	$1,685,764	562,859	$4,675,948	43,387	$363,892	254,190	$2,118,078
Investment of dividends	126,366	1,061,556	258,907	2,154,122	9,433	79,352	19,742	164,536
Exchanged from associated Funds	160,585	1,340,479	437,466	3,661,350	7,508	63,366	32,453	271,961
Shares issued in payment of gain distributions	19,734	165,161	13,449	110,821	1,849	15,513	1,356	11,184

Total	506,668	4,252,960	1,272,681	10,602,241	62,177	522,123	307,741	2,565,759

Cost of shares repurchased	(519,025)	(4,353,043)	(1,233,394)	(10,283,638)	(73,972)	(624,458)	(238,039)	(1,987,631)
Exchanged into associated Funds	(163,145)	(1,361,553)	(325,456)	(2,735,956)	(1,527)	(12,750)	(26,298)	(218,767)

Total	(682,170)	(5,714,596)	(1,558,850)	(13,019,594)	(75,499)	(637,208)	(264,337)	(2,206,398)

Increase (decrease)	(175,502)	$(1,461,636)	(286,169)	$(2,417,353)	(13,322)	$(115,085)	43,404	$359,361

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

New York Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	8,902	$75,003	4,806	$39,913
Investment of dividends	3,656	30,750	8,988	74,859
Exchanged from associated Funds	2,349	19,587	4,478	37,919
Shares issued in payment of gain distributions	685	5,740	404	3,334

Total	15,592	131,080	18,676	156,025

Cost of shares repurchased	(31,729)	(265,212)	(107,869)	(906,013)
Exchanged into associated Funds	(913)	(7,706)	(10,292)	(84,915)

Total	(32,642)	(272,918)	(118,161)	(990,928)

Decrease	(17,050)	$(141,838)	(99,485)	$(834,903)

38

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Ohio Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	189,226	$1,544,149	419,997	$3,415,782	7,470	$61,346	26,694	$219,994
Investment of dividends	186,236	1,521,348	375,763	3,053,318	1,648	13,527	3,789	30,959
Exchanged from associated Funds	10,999	88,429	527,555	4,313,595	—	—	1,139	9,296
Shares issued in payment of gain distributions	27,175	220,605	15,085	121,737	303	2,470	190	1,544

Total	413,636	3,374,531	1,338,400	10,904,432	9,421	77,343	31,812	261,793

Cost of shares repurchased	(663,815)	(5,415,919)	(1,562,020)	(12,698,582)	(22,352)	(182,063)	(25,060)	(202,108)
Exchanged into associated Funds	(33,242)	(271,774)	(390,069)	(3,172,935)	—	—	(3,219)	(26,850)

Total	(697,057)	(5,687,693)	(1,952,089)	(15,871,517)	(22,352)	(182,063)	(28,279)	(228,958)

Increase (decrease)	(283,421)	$(2,313,162)	(613,689)	$(4,967,085)	(12,931)	$(104,720)	3,533	$32,835

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Ohio Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	$—	10,571	$86,566
Investment of dividends	1,660	13,623	3,535	28,877
Exchanged from associated Funds	—	—	11,112	91,066
Shares issued in payment of gain distributions	276	2,246	112	909

Total	1,936	15,869	25,330	207,418

Cost of shares repurchased	(22,990)	(187,679)	(44,282)	(364,879)
Exchanged into associated Funds	(910)	(7,482)	(7,622)	(62,900)

Total	(23,900)	(195,161)	(51,904)	(427,779)

Decrease	(21,964)	$(179,292)	(26,574)	$(220,361)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

Oregon Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	94,462	$751,762	445,893	$3,528,825	13,026	$102,955	49,543	$392,065
Investment of dividends	89,502	712,898	178,910	1,415,147	3,290	26,198	5,269	41,675
Exchanged from associated Funds	22,407	178,811	32,003	252,395	5,816	45,711	783	6,144
Shares issued in payment of gain distributions	4,955	39,288	20,164	158,086	192	1,523	553	4,336

Total	211,326	1,682,759	676,970	5,354,453	22,324	176,387	56,148	444,220

Cost of shares repurchased	(343,079)	(2,736,963)	(946,432)	(7,485,327)	(13,736)	(110,078)	(14,628)	(115,509)
Exchanged into associated Funds	(57,797)	(465,163)	(113,520)	(895,485)	(808)	(6,436)	(6,935)	(54,248)

Total	(400,876)	(3,202,126)	(1,059,952)	(8,380,812)	(14,544)	(116,514)	(21,563)	(169,757)

Increase (decrease)	(189,550)	$(1,519,367)	(382,982)	$(3,026,359)	7,780	$59,873	34,585	$274,463

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

Oregon Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	8,296	$66,086	12,632	$100,253
Investment of dividends	2,385	18,982	5,413	42,796
Exchanged from associated Funds	20,943	168,756	8,083	63,633
Shares issued in payment of gain distributions	163	1,287	590	4,629

Total	31,787	255,111	26,718	211,311

Cost of shares repurchased	(39,054)	(310,737)	(105,442)	(828,480)
Exchanged into associated Funds	—	—	(23,068)	(181,071)

Total	(39,054)	(310,737)	(128,510)	(1,009,551)

Decrease	(7,267)	$(55,626)	(101,792)	$(798,240)

39

Notes to Financial Statements (unaudited)

	Class A				Class C

	Six Months Ended 3/31/04		Year Ended 9/30/03		Six Months Ended 3/31/04		Year Ended 9/30/03

South Carolina Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	420,182	$3,440,205	584,654	$4,789,184	30,978	$253,929	400,579	$3,262,421
Investment of dividends	120,124	986,933	236,763	1,933,790	7,069	58,081	11,691	95,528
Exchanged from associated Funds	—	—	198,451	1,618,758	—	—	—	—
Shares issued in payment of gain distributions	105,593	859,291	21,644	175,097	7,526	61,257	1,036	8,378

Total	645,899	5,286,429	1,041,512	8,516,829	45,573	373,267	413,306	3,366,327

Cost of shares repurchased	(457,131)	(3,746,992)	(951,193)	(7,778,291)	(7,154)	(58,571)	(54,890)	(447,646)
Exchanged into associated Funds	(2,559)	(20,986)	(309,801)	(2,539,301)	—	—	(90,158)	(724,503)

Total	(459,690)	(3,767,978)	(1,260,994)	(10,317,592)	(7,154)	(58,571)	(145,048)	(1,172,149)

Increase (decrease)	186,209	$1,518,451	(219,482)	$(1,800,763)	38,419	$314,696	268,258	$2,194,178

	Class D

	Six Months Ended 3/31/04		Year Ended 9/30/03

South Carolina Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,398	$52,291	66,028	$537,261
Investment of dividends	4,744	38,971	12,459	101,703
Exchanged from associated Funds	—	—	1,342	10,960
Shares issued in payment of gain distributions	5,042	41,016	1,349	10,916

Total	16,184	132,278	81,178	660,840

Cost of shares repurchased	(27,192)	(222,551)	(185,938)	(1,520,221)

Total	(27,192)	(222,551)	(185,938)	(1,520,221)

Decrease	(11,008)	$(90,273)	(104,760)	$(859,381)

8.

Other Matters — The Manager conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

In connection with the Manager’s internal review, the Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the arrangements that permitted frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Neither Seligman Municipal Fund Series, Inc. nor any of its Series was adversely affected by either of the circumstances described above, and accordingly, they will not receive any payments from the Manager.

40

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.98	$8.05	$7.98	$7.65	$7.68	$8.32

Income from Investment Operations:
Net investment income	0.16	0.33	0.37	0.37	0.39	0.39
Net realized and unrealized gain (loss) on investments	0.10	(0.07)	0.06	0.33	(0.03)	(0.64)

Total from Investment Operations	0.26	0.26	0.43	0.70	0.36	(0.25)

Less Distributions:
Dividends from net investment income	(0.16)	(0.33)	(0.36)	(0.37)	(0.39)	(0.39)
Total Distributions	(0.16)	(0.33)	(0.36)	(0.37)	(0.39)	(0.39)

Net Asset Value, End of Period	$8.08	$7.98	$8.05	$7.98	$7.65	$7.68

Total Return:	3.30%	3.29%	5.62%	9.36%	4.88%	(3.11)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$78,544	$86,905	$89,243	$89,117	$87,583	$90,296
Ratio of expenses to average net assets	0.93%†	0.95%	0.89%	0.91%	0.87%	0.83%
Ratio of net investment income to average net assets	4.07%†	4.14%	4.64%	4.74%	5.18%	4.83%
Portfolio turnover rate	—	7.04%	6.97%	20.58%	6.54%	13.37%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.98	$8.05	$7.98	$7.65	$7.68	$8.08

Income from Investment Operations:
Net investment income	0.13	0.26	0.30	0.30	0.32	0.11
Net realized and unrealized gain (loss) on investments	0.10	(0.07)	0.06	0.33	(0.03)	(0.40)

Total from Investment Operations	0.23	0.19	0.36	0.63	0.29	(0.29)

Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.29)	(0.30)	(0.32)	(0.11)
Total Distributions	(0.13)	(0.26)	(0.29)	(0.30)	(0.32)	(0.11)

Net Asset Value, End of Period	$8.08	$7.98	$8.05	$7.98	$7.65	$7.68

Total Return:	2.83%	2.36%	4.67%	8.38%	3.94%	(3.38)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,140	$5,446	$5,903	$3,029	$1,056	$115
Ratio of expenses to average net assets	1.83%†	1.85%	1.79%	1.81%	1.77%	1.74%†
Ratio of net investment income to average net assets	3.17%†	3.24%	3.74%	3.84%	4.28%	4.10%†
Portfolio turnover rate	—	7.04%	6.97%	20.58%	6.54%	13.37%††

See footnotes on page 60.
41

Financial Highlights (unaudited)

National Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.98	$8.05	$7.98	$7.65	$7.68	$8.31

Income from Investment Operations:
Net investment income	0.13	0.26	0.30	0.30	0.32	0.32
Net realized and unrealized gain (loss) on investments	0.10	(0.07)	0.06	0.33	(0.03)	(0.63)

Total from Investment Operations	0.23	0.19	0.36	0.63	0.29	(0.31)

Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.29)	(0.30)	(0.32)	(0.32)

Total Distributions	(0.13)	(0.26)	(0.29)	(0.30)	(0.32)	(0.32)

Net Asset Value, End of Period	$8.08	$7.98	$8.05	$7.98	$7.65	$7.68

Total Return:	2.83%	2.36%	4.67%	8.38%	3.94%	(3.85)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,983	$2,942	$4,059	$3,547	$3,839	$8,079
Ratio of expenses to average net assets	1.83%†	1.85%	1.79%	1.81%	1.77%	1.73%
Ratio of net investment income to average net assets	3.17%†	3.24%	3.74%	3.84%	4.28%	3.93%
Portfolio turnover rate	—	7.04%	6.97%	20.58%	6.54%	13.37%

Colorado Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.63	$7.69	$7.47	$7.02	$7.10	$7.64

Income from Investment Operations:
Net investment income	0.15	0.31	0.32	0.34	0.35	0.34
Net realized and unrealized gain (loss) on investments	0.08	(0.06)	0.23	0.45	(0.03)	(0.54)

Total from Investment Operations	0.23	0.25	0.55	0.79	0.32	(0.20)

Less Distributions:
Dividends from net investment income	(0.15)	(0.30)	(0.32)	(0.34)	(0.35)	(0.34)
Distributions from net realized capital gain	—	(0.01)	(0.01)	—	(0.05)	—

Total Distributions	(0.15)	(0.31)	(0.33)	(0.34)	(0.40)	(0.34)

Net Asset Value, End of Period	$7.71	$7.63	$7.69	$7.47	$7.02	$7.10

Total Return:	3.03%	3.38%	7.60%	11.44%	4.64%	(2.67)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$37,661	$38,560	$39,155	$37,429	$37,358	$44,649
Ratio of expenses to average net assets	0.96%†	0.99%	0.96%	0.94%	0.91%	0.87%
Ratio of net investment income to average net assets	3.97%†	4.05%	4.31%	4.63%	4.99%	4.60%
Portfolio turnover rate	—	4.10%	9.45%	11.31%	8.81%	7.91%

See footnotes on page 60.
42

Financial Highlights (unaudited)

Colorado Series (continued)

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.62	$7.68	$7.46	$7.02	$7.09	$7.47

Income from Investment Operations:
Net investment income	0.12	0.24	0.25	0.28	0.28	0.10
Net realized and unrealized gain (loss) on investments	0.07	(0.05)	0.23	0.44	(0.02)	(0.38)

Total from Investment Operations	0.19	0.19	0.48	0.72	0.26	(0.28)

Less Distributions:
Dividends from net investment income	(0.11)	(0.24)	(0.25)	(0.28)	(0.28)	(0.10)
Distributions from net realized capital gain	—	(0.01)	(0.01)	—	(0.05)	—

Total Distributions	(0.11)	(0.25)	(0.26)	(0.28)	(0.33)	(0.10)

Net Asset Value, End of Period	$7.70	$7.62	$7.68	$7.46	$7.02	$7.09

Total Return:	2.57%	2.46%	6.59%	10.39%	3.86%	(3.93)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$188	$205	$169	$96	$76	$60
Ratio of expenses to average net assets	1.86%†	1.89%	1.86%	1.84%	1.81%	1.73%†
Ratio of net investment income to average net assets	3.07%†	3.15%	3.41%	3.73%	4.09%	3.85%†
Portfolio turnover rate	—	4.10%	9.45%	11.31%	8.81%	7.91%††

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.62	$7.68	$7.46	$7.02	$7.09	$7.63

Income from Investment Operations:
Net investment income	0.12	0.24	0.25	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.07	(0.05)	0.23	0.44	(0.02)	(0.54)

Total from Investment Operations	0.19	0.19	0.48	0.72	0.26	(0.26)

Less Distributions:
Dividends from net investment income	(0.11)	(0.24)	(0.25)	(0.28)	(0.28)	(0.28)
Distributions from net realized capital gain	—	(0.01)	(0.01)	—	(0.05)	—

Total Distributions	(0.11)	(0.25)	(0.26)	(0.28)	(0.33)	(0.28)

Net Asset Value, End of Period	$7.70	$7.62	$7.68	$7.46	$7.02	$7.09

Total Return:	2.57%	2.46%	6.59%	10.39%	3.86%	(3.57)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$269	$276	$461	$609	$505	$917
Ratio of expenses to average net assets	1.86%†	1.89%	1.86%	1.84%	1.81%	1.77%
Ratio of net investment income to average net assets	3.07%†	3.15%	3.41%	3.73%	4.09%	3.70%
Portfolio turnover rate	—	4.10%	9.45%	11.31%	8.81%	7.91%

See footnotes on page 60.
43

Financial Highlights (unaudited)

Georgia Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.01	$8.10	$7.89	$7.64	$7.75	$8.38

Income from Investment Operations:
Net investment income	0.17	0.33	0.35	0.36	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.01)	(0.06)	0.22	0.29	0.06	(0.58)

Total from Investment Operations	0.16	0.27	0.57	0.65	0.43	(0.21)

Less Distributions:
Dividends from net investment income	(0.17)	(0.33)	(0.35)	(0.36)	(0.37)	(0.37)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)	(0.05)

Total Distributions	(0.18)	(0.36)	(0.36)	(0.40)	(0.54)	(0.42)

Net Asset Value, End of Period	$7.99	$8.01	$8.10	$7.89	$7.64	$7.75

Total Return:	1.95%	3.48%	7.47%	8.68%	5.95%	(2.63)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$34,398	$35,086	$38,306	$38,355	$37,423	$42,692
Ratio of expenses to average net assets	0.97%†	0.97%	0.89%	0.95%	0.91%	0.87%
Ratio of net investment income to average net assets	4.17%†	4.16%	4.44%	4.56%	4.96%	4.59%
Portfolio turnover rate	—	—	13.66%	—	9.57%	23.93%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.02	$8.12	$7.91	$7.66	$7.76	$8.17

Income from Investment Operations:
Net investment income	0.13	0.26	0.28	0.29	0.30	0.11
Net realized and unrealized gain (loss) on investments	—	(0.07)	0.22	0.29	0.07	(0.41)

Total from Investment Operations	0.13	0.19	0.50	0.58	0.37	(0.30)

Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.28)	(0.29)	(0.30)	(0.11)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)	—

Total Distributions	(0.14)	(0.29)	(0.29)	(0.33)	(0.47)	(0.11)

Net Asset Value, End of Period	$8.01	$8.02	$8.12	$7.91	$7.66	$7.76

Total Return:	1.61%	2.42%	6.49%	7.71%	5.15%	(3.84)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$673	$620	$600	$383	$246	$176
Ratio of expenses to average net assets	1.87%†	1.87%	1.79%	1.85%	1.81%	1.74%†
Ratio of net investment income to average net assets	3.27%†	3.26%	3.54%	3.66%	4.06%	3.89%†
Portfolio turnover rate	—	—	13.66%	—	9.57%	23.93%††

See footnotes on page 60.
44

Financial Highlights (unaudited)

Georgia Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.03	$8.12	$7.91	$7.66	$7.76	$8.40

Income from Investment Operations:
Net investment income	0.13	0.26	0.28	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.01)	(0.06)	0.22	0.29	0.07	(0.59)

Total from Investment Operations	0.12	0.20	0.50	0.58	0.37	(0.29)

Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.28)	(0.29)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)	(0.05)

Total Distributions	(0.14)	(0.29)	(0.29)	(0.33)	(0.47)	(0.35)

Net Asset Value, End of Period	$8.01	$8.03	$8.12	$7.91	$7.66	$7.76

Total Return:	1.48%	2.55%	6.49%	7.71%	5.15%	(3.61)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,558	$1,658	$2,010	$1,991	$2,129	$2,318
Ratio of expenses to average net assets	1.87%†	1.87%	1.79%	1.85%	1.81%	1.77%
Ratio of net investment income to average net assets	3.27%†	3.26%	3.54%	3.66%	4.06%	3.69%
Portfolio turnover rate	—	—	13.66%	—	9.57%	23.93%

Louisiana Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.27	$8.41	$8.15	$7.80	$7.81	$8.51

Income from Investment Operations:
Net investment income	0.17	0.36	0.37	0.38	0.39	0.39
Net realized and unrealized gain (loss) on investments	—	(0.12)	0.26	0.37	0.04	(0.59)

Total from Investment Operations	0.17	0.24	0.63	0.75	0.43	(0.20)

Less Distributions:
Dividends from net investment income	(0.17)	(0.35)	(0.37)	(0.38)	(0.39)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.03)	—	(0.02)	(0.05)	(0.11)

Total Distributions	(0.19)	(0.38)	(0.37)	(0.40)	(0.44)	(0.50)

Net Asset Value, End of Period	$8.25	$8.27	$8.41	$8.15	$7.80	$7.81

Total Return:	2.04%	3.03%	7.94%	9.77%	5.70%	(2.44)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$43,328	$46,181	$49,356	$49,267	$47,099	$51,543
Ratio of expenses to average net assets	0.94%†	0.94%	0.87%	0.89%	0.88%	0.84%
Ratio of net investment income to average net assets	4.15%†	4.33%	4.56%	4.71%	5.10%	4.76%
Portfolio turnover rate	—	—	11.19%	4.99%	—	8.67%

See footnotes on page 60.
45

Financial Highlights (unaudited)

Louisiana Series (continued)

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.27	$8.41	$8.15	$7.80	$7.80	$8.19

Income from Investment Operations:
Net investment income	0.13	0.28	0.30	0.30	0.32	0.11
Net realized and unrealized gain (loss) on investments	—	(0.11)	0.25	0.37	0.05	(0.39)

Total from Investment Operations	0.13	0.17	0.55	0.67	0.37	(0.28)

Less Distributions:
Dividends from net investment income	(0.13)	(0.28)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.02)	(0.03)	—	(0.02)	(0.05)	—

Total Distributions	(0.15)	(0.31)	(0.29)	(0.32)	(0.37)	(0.11)

Net Asset Value, End of Period	$8.25	$8.27	$8.41	$8.15	$7.80	$7.80

Total Return:	1.58%	2.11%	6.98%	8.78%	4.88%	(3.55)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$695	$687	$769	$873	$581	—
Ratio of expenses to average net assets	1.84%†	1.84%	1.77%	1.79%	1.78%	1.71%†
Ratio of net investment income to average net assets	3.25%†	3.43%	3.66%	3.81%	4.20%	4.00%†
Portfolio turnover rate	—	—	11.19%	4.99%	—	8.67%††

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.27	$8.41	$8.15	$7.80	$7.80	$8.50

Income from Investment Operations:
Net investment income	0.13	0.28	0.30	0.30	0.32	0.32
Net realized and unrealized gain (loss) on investments	—	(0.11)	0.25	0.37	0.05	(0.59)

Total from Investment Operations	0.13	0.17	0.55	0.67	0.37	(0.27)

Less Distributions:
Dividends from net investment income	(0.13)	(0.28)	(0.29)	(0.30)	(0.32)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.03)	—	(0.02)	(0.05)	(0.11)

Total Distributions	(0.15)	(0.31)	(0.29)	(0.32)	(0.37)	(0.43)

Net Asset Value, End of Period	$8.25	$8.27	$8.41	$8.15	$7.80	$7.80

Total Return:	1.58%	2.11%	6.98%	8.78%	4.88%	(3.33)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$827	$843	$1,123	$970	$721	$908
Ratio of expenses to average net assets	1.84%†	1.84%	1.77%	1.79%	1.78%	1.74%
Ratio of net investment income to average net assets	3.25%†	3.43%	3.66%	3.81%	4.20%	3.86%
Portfolio turnover rate	—	—	11.19%	4.99%	—	8.67%

See footnotes on page 60.
46

Financial Highlights (unaudited)

Maryland Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.05	$8.27	$8.08	$7.79	$7.79	$8.32

Income from Investment Operations:
Net investment income	0.16	0.32	0.36	0.39	0.39	0.39
Net realized and unrealized gain (loss) on investments	0.05	(0.14)	0.22	0.29	—	(0.50)

Total from Investment Operations	0.21	0.18	0.58	0.68	0.39	(0.11)

Less Distributions:
Dividends from net investment income	(0.16)	(0.31)	(0.36)	(0.39)	(0.39)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.09)	(0.03)	—	—	(0.03)

Total Distributions	(0.18)	(0.40)	(0.39)	(0.39)	(0.39)	(0.42)

Net Asset Value, End of Period	$8.08	$8.05	$8.27	$8.08	$7.79	$7.79

Total Return:	2.54%	2.29%	7.33%	8.83%	5.26%	(1.45)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$44,216	$45,239	$47,787	$46,234	$48,042	$49,523
Ratio of expenses to average net assets	0.95%†	0.96%	0.90%	0.91%	0.91%	0.87%
Ratio of net investment income to average net assets	3.88%†	3.92%	4.47%	4.82%	5.10%	4.77%
Portfolio turnover rate	—	10.98%	19.30%	—	9.76%	1.80%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.06	$8.29	$8.09	$7.80	$7.80	$8.13

Income from Investment Operations:
Net investment income	0.12	0.24	0.29	0.32	0.32	0.11
Net realized and unrealized gain (loss) on investments	0.05	(0.14)	0.23	0.29	—	(0.33)

Total from Investment Operations	0.17	0.10	0.52	0.61	0.32	(0.22)

Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.29)	(0.32)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.02)	(0.09)	(0.03)	—	—	—

Total Distributions	(0.14)	(0.33)	(0.32)	(0.32)	(0.32)	(0.11)

Net Asset Value, End of Period	$8.09	$8.06	$8.29	$8.09	$7.80	$7.80

Total Return:	2.08%	1.25%	6.49%	7.86%	4.32%	(2.83)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$445	$444	$480	$417	$161	$75
Ratio of expenses to average net assets	1.85%†	1.86%	1.80%	1.81%	1.81%	1.75%†
Ratio of net investment income to average net assets	2.98%†	3.02%	3.57%	3.92%	4.20%	4.04%†
Portfolio turnover rate	—	10.98%	19.30%	—	9.76%	1.80%††

See footnotes on page 60.
47

Financial Highlights (unaudited)

Maryland Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.06	$8.29	$8.09	$7.80	$7.80	$8.33

Income from Investment Operations:
Net investment income	0.12	0.24	0.29	0.32	0.32	0.31
Net realized and unrealized gain (loss) on investments	0.05	(0.14)	0.23	0.29	—	(0.50)

Total from Investment Operations	0.17	0.10	0.52	0.61	0.32	(0.19)

Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.29)	(0.32)	(0.32)	(0.31)
Distributions from net realized capital gain	(0.02)	(0.09)	(0.03)	—	—	(0.03)

Total Distributions	(0.14)	(0.33)	(0.32)	(0.32)	(0.32)	(0.34)

Net Asset Value, End of Period	$8.09	$8.06	$8.29	$8.09	$7.80	$7.80

Total Return:	2.08%	1.25%	6.49%	7.86%	4.32%	(2.00)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,306	$2,291	$2,352	$2,216	$2,179	$2,775
Ratio of expenses to average net assets	1.85%†	1.86%	1.80%	1.81%	1.81%	1.77%
Ratio of net investment income to average net assets	2.98%†	3.02%	3.57%	3.92%	4.20%	3.87%
Portfolio turnover rate	—	10.98%	19.30%	—	9.76%	1.80%

Massachusetts Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.34	$8.38	$8.01	$7.48	$7.47	$8.27

Income from Investment Operations:
Net investment income	0.16	0.33	0.35	0.35	0.36	0.36
Net realized and unrealized gain (loss) on investments	0.06	(0.05)	0.37	0.53	0.07	(0.75)

Total from Investment Operations	0.22	0.28	0.72	0.88	0.43	(0.39)

Less Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.36)
Distributions from net realized capital gain	‡	—	—	—	(0.06)	(0.05)

Total Distributions	(0.16)	(0.32)	(0.35)	(0.35)	(0.42)	(0.41)

Net Asset Value, End of Period	$8.40	$8.34	$8.38	$8.01	$7.48	$7.47

Total Return:	2.71%	3.48%	9.28%	12.01%	5.97%	(4.85)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$80,466	$83,379	$87,225	$85,336	$81,487	$92,929
Ratio of expenses to average net assets	0.90%†	0.92%	0.86%	0.89%	0.86%	0.83%
Ratio of net investment income to average net assets	3.90%†	3.96%	4.42%	4.52%	4.95%	4.56%
Portfolio turnover rate	1.89%	2.42%	5.74%	5.09%	22.46%	23.88%

See footnotes on page 60.
48

Financial Highlights (unaudited)

Massachusetts Series (continued)

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.34	$8.37	$8.01	$7.48	$7.47	$7.96

Income from Investment Operations:
Net investment income	0.13	0.25	0.28	0.28	0.29	0.10
Net realized and unrealized gain (loss) on investments	0.07	(0.03)	0.36	0.53	0.07	(0.49)

Total from Investment Operations	0.20	0.22	0.64	0.81	0.36	(0.39)

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.28)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	‡	—	—	—	(0.06)	—

Total Distributions	(0.12)	(0.25)	(0.28)	(0.28)	(0.35)	(0.10)

Net Asset Value, End of Period	$8.42	$8.34	$8.37	$8.01	$7.48	$7.47

Total Return:	2.49%	2.68%	8.17%	11.00%	5.01%	(5.02)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,707	$3,284	$1,513	$1,009	$283	$228
Ratio of expenses to average net assets	1.80%†	1.82%	1.76%	1.79%	1.76%	1.73%†
Ratio of net investment income to average net assets	3.00%†	3.06%	3.52%	3.62%	4.05%	3.80%†
Portfolio turnover rate	1.89%	2.42%	5.74%	5.09%	22.46%	23.88%††

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.34	$8.37	$8.01	$7.48	$7.47	$8.26

Income from Investment Operations:
Net investment income	0.13	0.25	0.28	0.28	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.07	(0.03)	0.36	0.53	0.07	(0.74)

Total from Investment Operations	0.20	0.22	0.64	0.81	0.36	(0.45)

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.28)	(0.28)	(0.29)	(0.29)
Distributions from net realized capital gain	‡	—	—	—	(0.06)	(0.05)

Total Distributions	(0.12)	(0.25)	(0.28)	(0.28)	(0.35)	(0.34)

Net Asset Value, End of Period	$8.42	$8.34	$8.37	$8.01	$7.48	$7.47

Total Return:	2.49%	2.68%	8.17%	11.00%	5.01%	(5.61)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$789	$1,293	$1,725	$1,721	$1,436	$2,934
Ratio of expenses to average net assets	1.80%†	1.82%	1.76%	1.79%	1.76%	1.73%
Ratio of net investment income to average net assets	3.00%†	3.06%	3.52%	3.62%	4.05%	3.66%
Portfolio turnover rate	1.89%	2.42%	5.74%	5.09%	22.46%	23.88%

See footnotes on page 60.
49

Financial Highlights (unaudited)

Michigan Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.64	$8.64	$8.47	$8.11	$8.04	$8.83

Income from Investment Operations:
Net investment income	0.17	0.32	0.38	0.40	0.41	0.40
Net realized and unrealized gain (loss) on investments	0.02	0.04	0.21	0.39	0.10	(0.63)

Total from Investment Operations	0.19	0.36	0.59	0.79	0.51	(0.23)

Less Distributions:
Dividends from net investment income	(0.17)	(0.32)	(0.38)	(0.40)	(0.41)	(0.40)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)	(0.16)

Total Distributions	(0.19)	(0.36)	(0.42)	(0.43)	(0.44)	(0.56)

Net Asset Value, End of Period	$8.64	$8.64	$8.64	$8.47	$8.11	$8.04

Total Return:	2.22%	4.24%	7.23%	9.98%	6.62%	(2.77)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$113,998	$116,487	$123,283	$122,978	$117,241	$125,560
Ratio of expenses to average net assets	0.89%†	0.91%	0.86%	0.70%	0.70%	0.82%
Ratio of net investment income to average net assets	4.00%†	3.79%	4.51%	4.85%	5.20%	4.73%
Portfolio turnover rate	—	6.10%	1.66%	11.63%	7.80%	3.73%
Without expense reimbursement:*
Ratio of expenses to average net assets				0.85%	0.84%
Ratio of net investment income to average net assets				4.70%	5.06%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.63	$8.63	$8.46	$8.10	$8.03	$8.43

Income from Investment Operations:
Net investment income	0.13	0.25	0.30	0.33	0.34	0.11
Net realized and unrealized gain (loss) on investments	0.02	0.03	0.21	0.39	0.10	(0.40)

Total from Investment Operations	0.15	0.28	0.51	0.72	0.44	(0.29)

Less Distributions:
Dividends from net investment income	(0.13)	(0.24)	(0.30)	(0.33)	(0.34)	(0.11)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)	—

Total Distributions	(0.15)	(0.28)	(0.34)	(0.36)	(0.37)	(0.11)

Net Asset Value, End of Period	$8.63	$8.63	$8.63	$8.46	$8.10	$8.03

Total Return:	1.76%	3.32%	6.28%	8.99%	5.68%	(3.55)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$848	$728	$1,169	$899	$356	$114
Ratio of expenses to average net assets	1.79%†	1.81%	1.76%	1.60%	1.60%	1.73%†
Ratio of net investment income to average net assets	3.09%†	2.89%	3.61%	3.95%	4.30%	3.96%†
Portfolio turnover rate	—	6.10%	1.66%	11.63%	7.80%	3.73%††
Without expense reimbursement:*
Ratio of expenses to average net assets				1.75%	1.74%
Ratio of net investment income to average net assets				3.80%	4.16%

See footnotes on page 60.
50

Financial Highlights (unaudited)

Michigan Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.63	$8.63	$8.46	$8.10	$8.03	$8.82

Income from Investment Operations:
Net investment income	0.13	0.25	0.30	0.33	0.34	0.32
Net realized and unrealized gain (loss) on investments	0.02	0.03	0.21	0.39	0.10	(0.63)

Total from Investment Operations	0.15	0.28	0.51	0.72	0.44	(0.31)

Less Distributions:
Dividends from net investment income	(0.13)	(0.24)	(0.30)	(0.33)	(0.34)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)	(0.16)

Total Distributions	(0.15)	(0.28)	(0.34)	(0.36)	(0.37)	(0.48)

Net Asset Value, End of Period	$8.63	$8.63	$8.63	$8.46	$8.10	$8.03

Total Return:	1.76%	3.32%	6.28%	8.99%	5.68%	(3.65)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,995	$2,093	$1,977	$2,015	$1,605	$2,074
Ratio of expenses to average net assets	1.79%†	1.81%	1.76%	1.60%	1.60%	1.72%
Ratio of net investment income to average net assets	3.09%†	2.89%	3.61%	3.95%	4.30%	3.83%
Portfolio turnover rate	—	6.10%	1.66%	11.63%	7.80%	3.73%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.75%	1.74%
Ratio of net investment income to average net assets				3.80%	4.16%

Minnesota Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.87	$7.92	$7.72	$7.34	$7.36	$7.98

Income from Investment Operations:
Net investment income	0.15	0.29	0.35	0.34	0.36	0.36
Net realized and unrealized gain (loss) on investments	0.07	(0.06)	0.19	0.38	0.02	(0.52)

Total from Investment Operations	0.22	0.23	0.54	0.72	0.38	(0.16)

Less Distributions:
Dividends from net investment income	(0.15)	(0.28)	(0.34)	(0.34)	(0.36)	(0.36)
Distributions from net realized capital gain	—	—	—	—	(0.04)	(0.10)

Total Distributions	(0.15)	(0.28)	(0.34)	(0.34)	(0.40)	(0.46)

Net Asset Value, End of Period	$7.94	$7.87	$7.92	$7.72	$7.34	$7.36

Total Return:	2.77%	3.02%	7.20%	10.02%	5.35%	(2.09)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$94,224	$96,175	$99,368	$98,452	$96,475	$109,165
Ratio of expenses to average net assets	0.91%†	0.93%	0.85%	0.89%	0.87%	0.84%
Ratio of net investment income to average net assets	3.83%†	3.69%	4.49%	4.52%	4.95%	4.71%
Portfolio turnover rate	0.54%	9.37%	8.09%	1.02%	12.38%	9.74%

See footnotes on page 60.
51

Financial Highlights (unaudited)

Minnesota Series (continued)

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.87	$7.93	$7.72	$7.34	$7.36	$7.72

Income from Investment Operations:
Net investment income	0.12	0.22	0.28	0.28	0.29	0.10
Net realized and unrealized gain (loss) on investments	0.06	(0.07)	0.20	0.38	0.02	(0.36)

Total from Investment Operations	0.18	0.15	0.48	0.66	0.31	(0.26)

Less Distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.27)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	—	—	—	—	(0.04)	—

Total Distributions	(0.11)	(0.21)	(0.27)	(0.28)	(0.33)	(0.10)

Net Asset Value, End of Period	$7.94	$7.87	$7.93	$7.72	$7.34	$7.36

Total Return:	2.31%	1.97%	6.38%	9.04%	4.42%	(3.47)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$424	$555	$432	$275	$23	$—
Ratio of expenses to average net assets	1.81%†	1.83%	1.75%	1.79%	1.77%	1.74%†
Ratio of net investment income to average net assets	2.93%†	2.79%	3.59%	3.62%	4.05%	3.94%†
Portfolio turnover rate	0.54%	9.37%	8.09%	1.02%	12.38%	9.74%††

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.87	$7.93	$7.72	$7.34	$7.36	$7.98

Income from Investment Operations:
Net investment income	0.12	0.22	0.28	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	0.06	(0.07)	0.20	0.38	0.02	(0.52)

Total from Investment Operations	0.18	0.15	0.48	0.66	0.31	(0.22)

Less Distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.27)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	—	—	—	—	(0.04)	(0.10)

Total Distributions	(0.11)	(0.21)	(0.27)	(0.28)	(0.33)	(0.40)

Net Asset Value, End of Period	$7.94	$7.87	$7.93	$7.72	$7.34	$7.36

Total Return:	2.31%	1.97%	6.38%	9.04%	4.42%	(2.96)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,368	$1,370	$1,779	$1,575	$1,629	$1,856
Ratio of expenses to average net assets	1.81%†	1.83%	1.75%	1.79%	1.77%	1.74%
Ratio of net investment income to average net assets	2.93%†	2.79%	3.59%	3.62%	4.05%	3.81%
Portfolio turnover rate	0.54%	9.37%	8.09%	1.02%	12.38%	9.74%

See footnotes on page 60.
52

Financial Highlights (unaudited)

Missouri Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.94	$8.02	$7.81	$7.37	$7.29	$8.03

Income from Investment Operations:
Net investment income	0.15	0.30	0.34	0.34	0.35	0.35
Net realized and unrealized gain (loss) on investments	0.03	(0.06)	0.26	0.47	0.09	(0.62)

Total from Investment Operations	0.18	0.24	0.60	0.81	0.44	(0.27)

Less Distributions:
Dividends from net investment income	(0.14)	(0.30)	(0.34)	(0.34)	(0.35)	(0.35)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)	(0.12)

Total Distributions	(0.15)	(0.32)	(0.39)	(0.37)	(0.36)	(0.47)

Net Asset Value, End of Period	$7.97	$7.94	$8.02	$7.81	$7.37	$7.29

Total Return:	2.38%	2.98%	7.89%	11.26%	6.19%	(3.58)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$35,330	$36,409	$38,519	$37,879	$38,529	$43,437
Ratio of expenses to average net assets	0.96%†	0.97%	0.90%	0.94%	0.93%	0.87%
Ratio of net investment income to average net assets	3.68%†	3.79%	4.37%	4.44%	4.83%	4.50%
Portfolio turnover rate	—	2.95%	4.04%	5.70%	6.00%	10.43%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.95	$8.02	$7.81	$7.37	$7.29	$7.68

Income from Investment Operations:
Net investment income	0.11	0.23	0.27	0.27	0.28	0.10
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	0.26	0.47	0.09	(0.39)

Total from Investment Operations	0.14	0.18	0.53	0.74	0.37	(0.29)

Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.27)	(0.27)	(0.28)	(0.10)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)	—

Total Distributions	(0.12)	(0.25)	(0.32)	(0.30)	(0.29)	(0.10)

Net Asset Value, End of Period	$7.97	$7.95	$8.02	$7.81	$7.37	$7.29

Total Return:	1.79%	2.18%	6.92%	10.27%	5.27%	(3.95)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$90	$88	$82	$75	$22	$21
Ratio of expenses to average net assets	1.86%†	1.87%	1.80%	1.84%	1.83%	1.74%†
Ratio of net investment income to average net assets	2.78%†	2.90%	3.47%	3.54%	3.93%	3.75%†
Portfolio turnover rate	—	2.95%	4.04%	5.70%	6.00%	10.43%††

See footnotes on page 60.
53

Financial Highlights (unaudited)

Missouri Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.95	$8.02	$7.81	$7.37	$7.29	$8.03

Income from Investment Operations:
Net investment income	0.11	0.23	0.27	0.27	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	0.26	0.47	0.09	(0.62)

Total from Investment Operations	0.14	0.18	0.53	0.74	0.37	(0.34)

Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.27)	(0.27)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)	(0.12)

Total Distributions	(0.12)	(0.25)	(0.32)	(0.30)	(0.29)	(0.40)

Net Asset Value, End of Period	$7.97	$7.95	$8.02	$7.81	$7.37	$7.29

Total Return:	1.79%	2.18%	6.92%	10.27%	5.27%	(4.46)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$343	$511	$600	$575	$321	$617
Ratio of expenses to average net assets	1.86%†	1.86%	1.80%	1.84%	1.83%	1.77%
Ratio of net investment income to average net assets	2.78%†	2.90%	3.47%	3.54%	3.93%	3.60%
Portfolio turnover rate	—	2.95%	4.04%	5.70%	6.00%	10.43%

New York Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.34	$8.43	$8.16	$7.77	$7.70	$8.60

Income from Investment Operations:
Net investment income	0.17	0.34	0.36	0.38	0.39	0.38
Net realized and unrealized gain (loss) on investments	0.09	(0.07)	0.27	0.45	0.08	(0.69)

Total from Investment Operations	0.26	0.27	0.63	0.83	0.47	(0.31)

Less Distributions:
Dividends from net investment income	(0.17)	(0.34)	(0.36)	(0.38)	(0.39)	(0.38)
Distributions from net realized capital gain	(0.02)	(0.02)	—	(0.06)	(0.01)	(0.21)

Total Distributions	(0.19)	(0.36)	(0.36)	(0.44)	(0.40)	(0.59)

Net Asset Value, End of Period	$8.41	$8.34	$8.43	$8.16	$7.77	$7.70

Total Return:	3.14%	3.24%	7.94%	10.90%	6.28%	(3.86)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$79,585	$80,452	$83,723	$82,482	$69,549	$76,833
Ratio of expenses to average net assets	0.89%†	0.91%	0.87%	0.70%	0.70%	0.81%
Ratio of net investment income to average net assets	4.13%†	4.11%	4.43%	4.70%	5.17%	4.63%
Portfolio turnover rate	—	6.35%	19.43%	8.15%	7.30%	11.85%
Without expense reimbursement:*
Ratio of expenses to average net assets				0.83%	0.83%
Ratio of net investment income to average net assets				4.57%	5.04%

See footnotes on page 60.
54

Financial Highlights (unaudited)

New York Series (continued)

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.35	$8.44	$8.17	$7.78	$7.70	$8.14

Income from Investment Operations:
Net investment income	0.14	0.27	0.29	0.30	0.32	0.11
Net realized and unrealized gain (loss) on investments	0.08	(0.07)	0.27	0.45	0.09	(0.44)

Total from Investment Operations	0.22	0.20	0.56	0.75	0.41	(0.33)

Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.02)	(0.02)	—	(0.06)	(0.01)	—

Total Distributions	(0.15)	(0.29)	(0.29)	(0.36)	(0.33)	(0.11)

Net Asset Value, End of Period	$8.42	$8.35	$8.44	$8.17	$7.78	$7.70

Total Return:	2.67%	2.32%	6.98%	9.88%	5.46%	(4.22)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,238	$7,295	$7,005	$3,624	$402	$189
Ratio of expenses to average net assets	1.79%†	1.81%	1.77%	1.60%	1.60%	1.69%†
Ratio of net investment income to average net assets	3.23%†	3.21%	3.53%	3.80%	4.27%	3.96%†
Portfolio turnover rate	—	6.35%	19.43%	8.15%	7.30%	11.85%††
Without expense reimbursement:*
Ratio of expenses to average net assets				1.73%	1.73%
Ratio of net investment income to average net assets				3.67%	4.14%

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.35	$8.44	$8.17	$7.78	$7.70	$8.60

Income from Investment Operations:
Net investment income	0.14	0.27	0.29	0.30	0.32	0.30
Net realized and unrealized gain (loss) on investments	0.08	(0.07)	0.27	0.45	0.09	(0.69)

Total from Investment Operations	0.22	0.20	0.56	0.75	0.41	(0.39)

Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.29)	(0.30)	(0.32)	(0.30)
Distributions from net realized capital gain	(0.02)	(0.02)	—	(0.06)	(0.01)	(0.21)

Total Distributions	(0.15)	(0.29)	(0.29)	(0.36)	(0.33)	(0.51)

Net Asset Value, End of Period	$8.42	$8.35	$8.44	$8.17	$7.78	$7.70

Total Return:	2.67%	2.32%	6.98%	9.88%	5.46%	(4.73)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,530	$2,653	$3,521	$3,297	$2,593	$2,844
Ratio of expenses to average net assets	1.79%†	1.81%	1.77%	1.60%	1.60%	1.71%
Ratio of net investment income to average net assets	3.23%†	3.21%	3.53%	3.80%	4.27%	3.73%
Portfolio turnover rate	—	6.35%	19.43%	8.15%	7.30%	11.85%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.73%	1.73%
Ratio of net investment income to average net assets				3.67%	4.14%

See footnotes on page 60.
55

Financial Highlights (unaudited)

Ohio Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.14	$8.26	$8.03	$7.64	$7.64	$8.37

Income from Investment Operations:
Net investment income	0.16	0.32	0.36	0.38	0.39	0.38
Net realized and unrealized gain (loss) on investments	0.05	(0.11)	0.23	0.39	0.02	(0.60)

Total from Investment Operations	0.21	0.21	0.59	0.77	0.41	(0.22)

Less Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.36)	(0.38)	(0.39)	(0.38)
Distributions from net realized capital gain	(0.02)	(0.01)	ø	ø	(0.02)	(0.13)

Total Distributions	(0.18)	(0.33)	(0.36)	(0.38)	(0.41)	(0.51)

Net Asset Value, End of Period	$8.17	$8.14	$8.26	$8.03	$7.64	$7.64

Total Return:	2.57%	2.63%	7.59%	10.30%	5.58%	(2.68)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$120,941	$122,692	$129,662	$128,433	$128,364	$135,034
Ratio of expenses to average net assets	0.89%†	0.91%	0.85%	0.70%	0.71%	0.81%
Ratio of net investment income to average net assets	3.93%†	3.97%	4.51%	4.81%	5.21%	4.78%
Portfolio turnover rate	—	6.79%	0.79%	7.57%	9.02%	6.07%
Without expense reimbursement:*
Ratio of expenses to average net assets				0.84%	0.84%
Ratio of net investment income to average net assets				4.67%	5.08%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.18	$8.31	$8.08	$7.69	$7.68	$8.06

Income from Investment Operations:
Net investment income	0.12	0.25	0.29	0.31	0.33	0.11
Net realized and unrealized gain (loss) on investments	0.06	(0.12)	0.23	0.39	0.03	(0.38)

Total from Investment Operations	0.18	0.13	0.52	0.70	0.36	(0.27)

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.29)	(0.31)	(0.33)	(0.11)
Distributions from net realized capital gain	(0.02)	(0.01)	ø	ø	(0.02)	—

Total Distributions	(0.14)	(0.26)	(0.29)	(0.31)	(0.35)	(0.11)

Net Asset Value, End of Period	$8.22	$8.18	$8.31	$8.08	$7.69	$7.68

Total Return:	2.22%	1.58%	6.61%	9.26%	4.78%	(3.51)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,240	$1,339	$1,331	$812	$222	$18
Ratio of expenses to average net assets	1.79%†	1.81%	1.75%	1.60%	1.61%	1.71%†
Ratio of net investment income to average net assets	3.03%†	3.07%	3.61%	3.91%	4.31%	3.99%†
Portfolio turnover rate	—	6.79%	0.79%	7.57%	9.02%	6.07%††
Without expense reimbursement:*
Ratio of expenses to average net assets				1.74%	1.74%
Ratio of net investment income to average net assets				3.77%	4.18%

See footnotes on page 60.
56

Financial Highlights (unaudited)

Ohio Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.18	$8.31	$8.08	$7.69	$7.68	$8.41

Income from Investment Operations:
Net investment income	0.12	0.25	0.29	0.31	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.06	(0.12)	0.23	0.39	0.03	(0.60)

Total from Investment Operations	0.18	0.13	0.52	0.70	0.36	(0.29)

Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.29)	(0.31)	(0.33)	(0.31)
Distributions from net realized capital gain	(0.02)	(0.01)	ø	ø	(0.02)	(0.13)

Total Distributions	(0.14)	(0.26)	(0.29)	(0.31)	(0.35)	(0.44)

Net Asset Value, End of Period	$8.22	$8.18	$8.31	$8.08	$7.69	$7.68

Total Return:	2.22%	1.58%	6.61%	9.26%	4.78%	(3.52)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,266	$1,440	$1,683	$1,583	$1,425	$1,327
Ratio of expenses to average net assets	1.79%†	1.81%	1.75%	1.60%	1.61%	1.71%
Ratio of net investment income to average net assets	3.03%†	3.07%	3.61%	3.91%	4.31%	3.88%
Portfolio turnover rate	—	6.79%	0.79%	7.57%	9.02%	6.07%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.74%	1.74%
Ratio of net investment income to average net assets				3.77%	4.18%

Oregon Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.94	$8.03	$7.85	$7.47	$7.48	$8.05

Income from Investment Operations:
Net investment income	0.16	0.31	0.34	0.35	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.03	(0.07)	0.23	0.42	0.04	(0.52)

Total from Investment Operations	0.19	0.24	0.57	0.77	0.40	(0.17)

Less Distributions:
Dividends from net investment income	(0.15)	(0.30)	(0.34)	(0.35)	(0.36)	(0.35)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)

Total Distributions	(0.16)	(0.33)	(0.39)	(0.39)	(0.41)	(0.40)

Net Asset Value, End of Period	$7.97	$7.94	$8.03	$7.85	$7.47	$7.48

Total Return:	2.42%	3.10%	7.41%	10.52%	5.55%	(2.16)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$55,129	$56,365	$60,143	$54,994	$52,890	$54,473
Ratio of expenses to average net assets	0.93%†	0.95%	0.90%	0.88%	0.89%	0.86%
Ratio of net investment income to average net assets	3.94%†	3.87%	4.34%	4.57%	4.86%	4.52%
Portfolio turnover rate	—	3.56%	6.06%	14.58%	14.46%	12.28%

See footnotes on page 60.
57

Financial Highlights (unaudited)

Oregon Series (continued)

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$7.93	$8.03	$7.85	$7.47	$7.48	$7.83

Income from Investment Operations:
Net investment income	0.12	0.24	0.27	0.28	0.29	0.10
Net realized and unrealized gain (loss) on investments	0.05	(0.08)	0.23	0.42	0.04	(0.35)

Total from Investment Operations	0.17	0.16	0.50	0.70	0.33	(0.25)

Less Distributions:
Dividends from net investment income	(0.12)	(0.23)	(0.27)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)	—

Total Distributions	(0.13)	(0.26)	(0.32)	(0.32)	(0.34)	(0.10)

Net Asset Value, End of Period	$7.97	$7.93	$8.03	$7.85	$7.47	$7.48

Total Return:	2.09%	2.05%	6.45%	9.53%	4.62%	(3.32)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,838	$1,767	$1,511	$1,166	$364	—
Ratio of expenses to average net assets	1.83%†	1.85%	1.80%	1.78%	1.79%	1.73%†
Ratio of net investment income to average net assets	3.04%†	2.97%	3.44%	3.67%	3.96%	3.77%†
Portfolio turnover rate	—	3.56%	6.06%	14.58%	14.46%	12.28%††

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$7.93	$8.03	$7.85	$7.47	$7.48	$8.04

Income from Investment Operations:
Net investment income	0.12	0.24	0.27	0.28	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.05	(0.08)	0.23	0.42	0.04	(0.51)

Total from Investment Operations	0.17	0.16	0.50	0.70	0.33	(0.23)

Less Distributions:
Dividends from net investment income	(0.12)	(0.23)	(0.27)	(0.28)	(0.29)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)

Total Distributions	(0.13)	(0.26)	(0.32)	(0.32)	(0.34)	(0.33)

Net Asset Value, End of Period	$7.97	$7.93	$8.03	$7.85	$7.47	$7.48

Total Return:	2.09%	2.05%	6.45%	9.53%	4.62%	(2.92)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,799	$1,848	$2,688	$2,345	$2,465	$2,231
Ratio of expenses to average net assets	1.83%†	1.85%	1.80%	1.78%	1.79%	1.76%
Ratio of net investment income to average net assets	3.04%†	2.97%	3.44%	3.67%	3.96%	3.62%
Portfolio turnover rate	—	3.56%	6.06%	14.58%	14.46%	12.28%

See footnotes on page 60.
58

Financial Highlights (unaudited)

South Carolina Series

CLASS A

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.23	$8.25	$8.07	$7.66	$7.67	$8.38

Income from Investment Operations:
Net investment income	0.15	0.31	0.36	0.37	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.12	—	0.19	0.41	0.07	(0.64)

Total from Investment Operations	0.27	0.31	0.55	0.78	0.45	(0.26)

Less Distributions:
Dividends from net investment income	(0.15)	(0.31)	(0.36)	(0.37)	(0.38)	(0.38)
Distributions from net realized capital gain	(0.11)	(0.02)	(0.01)	—	(0.08)	(0.07)

Total Distributions	(0.26)	(0.33)	(0.37)	(0.37)	(0.46)	(0.45)

Net Asset Value, End of Period	$8.24	$8.23	$8.25	$8.07	$7.66	$7.67

Total Return:	3.30%	3.91%	7.00%	10.28%	6.07%	(3.32)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$81,047	$79,463	$81,410	$84,109	$81,138	$92,793
Ratio of expenses to average net assets	0.93%†	0.92%	0.87%	0.88%	0.86%	0.83%
Ratio of net investment income to average net assets	3.74%†	3.83%	4.54%	4.59%	5.04%	4.65%
Portfolio turnover rate	—	34.81%	—	2.80%	3.49%	18.06%

CLASS C

	Six Months Ended 3/31/04	Year Ended September 30,				5/27/99** To 9/30/99

Per Share Data:		2003	2002øø	2001	2000

Net Asset Value, Beginning of Period	$8.23	$8.24	$8.06	$7.65	$7.66	$8.08

Income from Investment Operations:
Net investment income	0.12	0.24	0.29	0.29	0.31	0.11
Net realized and unrealized gain (loss) on investments	0.11	0.01	0.19	0.41	0.07	(0.42)

Total from Investment Operations	0.23	0.25	0.48	0.70	0.38	(0.31)

Less Distributions:
Dividends from net investment income	(0.11)	(0.24)	(0.29)	(0.29)	(0.31)	(0.11)
Distributions from net realized capital gain	(0.11)	(0.02)	(0.01)	—	(0.08)	—

Total Distributions	(0.22)	(0.26)	(0.30)	(0.29)	(0.39)	(0.11)

Net Asset Value, End of Period	$8.24	$8.23	$8.24	$8.06	$7.65	$7.66

Total Return:	2.84%	3.11%	6.04%	9.30%	5.12%	(4.01)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,803	$5,483	$3,279	$1,589	$893	$335
Ratio of expenses to average net assets	1.83%†	1.82%	1.77%	1.78%	1.76%	1.72%†
Ratio of net investment income to average net assets	2.84%†	2.93%	3.64%	3.69%	4.14%	3.96%†
Portfolio turnover rate	—	34.81%	—	2.80%	3.49%	18.06%††

See footnotes on page 60.
59

Financial Highlights (unaudited)

South Carolina Series (continued)

CLASS D

	Six Months Ended 3/31/04	Year Ended September 30,

Per Share Data:		2003	2002øø	2001	2000	1999

Net Asset Value, Beginning of Period	$8.23	$8.24	$8.06	$7.65	$7.66	$8.38

Income from Investment Operations:
Net investment income	0.12	0.24	0.29	0.29	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.11	0.01	0.19	0.41	0.07	(0.65)

Total from Investment Operations	0.23	0.25	0.48	0.70	0.38	(0.35)

Less Distributions:
Dividends from net investment income	(0.11)	(0.24)	(0.29)	(0.29)	(0.31)	(0.30)
Distributions from net realized capital gain	(0.11)	(0.02)	(0.01)	—	(0.08)	(0.07)

Total Distributions	(0.22)	(0.26)	(0.30)	(0.29)	(0.39)	(0.37)

Net Asset Value, End of Period	$8.24	$8.23	$8.24	$8.06	$7.65	$7.66

Total Return:	2.84%	3.11%	6.04%	9.30%	5.12%	(4.32)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,859	$3,947	$4,815	$4,378	$4,443	$5,936
Ratio of expenses to average net assets	1.83%†	1.82%	1.77%	1.78%	1.76%	1.73%
Ratio of net investment income to average net assets	2.84%†	2.93%	3.64%	3.69%	4.14%	3.75%
Portfolio turnover rate	—	34.81%	—	2.80%	3.49%	18.06%

*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.
**	Commencement of offering of Class C shares.
†	Annualized.
††	For the year ended September 30, 1999.
‡	Capital gain of $0.004 per share was paid.
ø	Capital gain of $0.002 per share was paid.
øø

As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

60

Board of Directors

Robert B. Catell 2, 3		William C. Morris

•	Chairman, Chief Executive Officer and Director,	•	Chairman, J. & W. Seligman & Co. Incorporated
	KeySpan Corporation	•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3

•	Dean Emeritus,	•	Chairman and Chief Executive Officer,
	Fletcher School of Law and Diplomacy at Tufts University		Q Standards Worldwide, Inc.

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3

•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development	James N. Whitson 1, 3

Frank A. McPherson 2, 3		•	Retired Executive Vice President and Chief Operating Officer,
Sammons Enterprises, Inc.
•	Retired Chairman of the Board and Chief Executive	•	Director, CommScope, Inc.
Officer, Kerr-McGee Corporation
•	Director, ConocoPhillips	Brian T. Zino
•	Director, Integris Health
		•	Director and President,
John E. Merow 1, 3			J. & W. Seligman & Co. Incorporated
		•	Chairman, Seligman Data Corp.
•	Retired Chairman and Senior Partner,	•	Chairman, ICI Mutual Insurance Company
	Sullivan & Cromwell LLP	•	Member of the Board of Governors,
•	Director, Commonwealth Industries, Inc.		Investment Company Institute
•	Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1, 3		Member:	1 Audit Committee
2 Director Nominating Committee
•	Trustee, The Geraldine R. Dodge Foundation		3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Eileen A. Comerford	Frank J. Nasta

Vice President	Secretary

Thomas G. Moles

Vice President

61

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	June 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	June 2, 2004

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	June 2, 2004

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.